Registration No. 33-15974
                                                                   811-5242
============================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ ]
                   Pre-Effective Amendment No.  _______                  [ ]
                   Post-Effective Amendment No. ___21___                 [X]
                                   and/or
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
                              Amendment No. ___22___                     [X]

                       LBVIP VARIABLE ANNUITY ACCOUNT I
                          (Exact Name of Registrant)

           LUTHERAN BROTHERHOOD VARIABLE INSURANCE PRODUCTS COMPANY
                           (Name of Depositor)

            625 Fourth Avenue South, Minneapolis, Minnesota     55415
      (Address of Depositor's Principal Executive Offices)     (Zip Code)

      Depositor's Telephone Number, including Area Code:  (612) 340-7215

It is proposed that this filing will become effective (check appropriate box)

  [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
  [ ]  on (date) pursuant to paragraph (b) of Rule 485
  [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
  [X]  on May 1, 1999 pursuant to paragraph (a)(1) of Rule 485
  [ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485
  [ ]  on (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

  [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

============================================================================

                         LBVIP VARIABLE ANNUITY ACCOUNT I

                             CROSS REFERENCE SHEET


Pursuant to Rule 495 under the Securities Act of 1933 indicating the location in the Prospectus of the information called for by the Items of Parts A and B of Form N-4.

                                   Part A

Item Number and Caption                  Location
-----------------------                  --------

1.  Cover Page                           Cover Page

2.  Definitions                          Definitions

3.  Synopsis or Highlights               Summary

4.  Condensed Financial Information      Condensed Financial Information

5. General Description of Registrant,
   Depositor, and Portfolio Companies    LBVIP, Lutheran Brotherhood, the
                                         Variable Account and the Fund;
                                         Voting Rights; Sales and Other
                                         Agreements

6.  Deductions                           Charges and Deductions; Sales and
                                         Other Agreements

7.  General Description of
    Variable Annuity Contracts           LBVIP, Lutheran Brotherhood, the
                                         Variable Account and the Fund --
                                         Addition, Deletion or Substitution
                                         of Investments; The Contracts --
                                         Allocation of Premiums; --
                                         Surrenders (Redemptions); --
                                         Transfers; -- Contract Owner,
                                         Beneficiaries and Annuitants;
                                         Annuity Provisions --
                                         Frequency and Amount of Annuity
                                         Payments; General Provisions --
                                         Postponement of Payments

8.  Annuity Period                       Annuity Provisions

9.  Death Benefit                        The Contracts -- Death Benefit
                                         Before the Maturity Date; -- Death
                                         Benefit After the Maturity Date

10. Purchases and Contract Value         The Contracts -- Issuance of a
                                         Contract; -- Allocation of
                                         Premiums; -- Accumulated Value;
                                         Accumulation Units and Accumulation
                                         Unit Value; Sales and Other
                                         Agreements

11. Redemptions                          The Contracts -- Free Look Period;
                                         -- Surrender (Redemptions); General
                                         Provisions -- Postponement of
                                         Payments

12. Taxes                                Charges and Deductions -- Premium
                                         Taxes; Other Taxes; Federal Tax
                                         Status

13. Legal Proceedings                    Legal Proceedings

14. Table of Contents of the Statement
    of Additional Information            Statement of Additional Information
                                         Table of Contents

                                    Part B

15. Cover Page                           Cover Page

16.  Table of Contents                   Table of Contents

17. General Information and History      Introduction

18. Services                             Administration of the Contracts;
                                         Custody of Assets; Independent
                                         Public Accountants and Financial
                                         Statements

19. Purchase of Securities Being
    Offered                              Distribution of the Contracts

20. Underwriters                         Distribution of the Contracts

21. Calculation of Yield Quotations of
    Money Market Sub-Accounts            Calculation of Performance

22. Annuity Payments                     See "Annuity Provisions" in Part A

23. Financial Statements                 Independent Public Accountants and
                                         Financial Statements

                                   Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

PROSPECTUS
----------------------------------
INDIVIDUAL FLEXIBLE PREMIUM
VARIABLE ANNUITY CONTRACT
Issued By
LUTHERAN BROTHERHOOD
VARIABLE INSURANCE PRODUCTS COMPANY

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(612) 340-7210
(800) 990-6290
------------------------------------

This Prospectus describes an individual flexible premium variable annuity contract (the "Contract") offered by Lutheran Brotherhood Variable Insurance Products Company ("LBVIP" "we" or "us"). We are a stock life insurance company that is an indirect subsidiary of Lutheran Brotherhood. We offer the Contract only in situations in which the Contract's Annuitant is eligible for membership in Lutheran Brotherhood, unless otherwise required by state law. We may sell the Contract to or in connection with retirement plans which may or may not qualify for special Federal tax treatment under the Internal Revenue Code.

In general, we will allocate net premiums to one or more Subaccounts of LBVIP Variable Annuity Account I (the "Variable Account"), and/or to the Fixed Account (which is the general account of LBVIP, and which pays interest at a guaranteed fixed rate). The assets of each Subaccount will be invested solely in a corresponding Portfolio of LB Series Fund, Inc. (the "Fund"), which is a diversified, open-end management investment company (commonly known as a "mutual fund"). The accompanying Prospectus for the Fund describes the investment objectives and attendant risks of the seven Portfolios of the Fund -- the Growth Portfolio, the High Yield Portfolio, the Income Portfolio, the Opportunity Growth Portfolio, the Mid Cap Growth Portfolio, the World Growth Portfolio, and the Money Market Portfolio.

Additional information about us, the Contract and the Variable Account is contained in a Statement of Additional Information (SAI) dated May 1, 1999. That SAI has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. You may obtain a copy of the SAI without charge by writing to us at our address above. In addition, the Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the SAI. The Table of Contents for the Statement of Additional Information may be found on page 35 of this Prospectus.

An investment in the contract is not a deposit of the bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the contract involves investment risk including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                  ----------------------------------

This Prospectus sets forth concisely the information about the Contract that a prospective investor ought to know before investing, and should be read and kept for future reference. It is valid only when accompanied or preceded by the current Prospectus of LB Series Fund, Inc.

                 ----------------------------------

           The date of this Prospectus is May 1, 1999.

                            TABLE OF CONTENTS
                                                                       Page
SUMMARY FEE TABLE
SUMMARY
LBVIP, LUTHERAN BROTHERHOOD, THE VARIABLE ACCOUNT AND
THE FUND
  LBVIP and Lutheran Brotherhood
  The Variable Account
  LB Series Fund, Inc.
  Addition, Deletion or Substitution of Investments
THE CONTRACTS
  Purchasing a Contract
  Processing Your Application
  Allocation of Premium
  Free Look Period
  Accumulated Value; Accumulation Units and Accumulation Unit Value
  Death Benefit Before the Maturity Date
  Death Benefit After the Maturity Date
  Surrender (Redemption)
  Transfers
  Telephone Transfers
  Special Transfer Service -- Dollar Cost Averaging
  Assignments
  Contract Owner, Beneficiaries and Annuitants
CHARGES AND DEDUCTIONS
  Surrender Charge (Contingent Deferred Sales Charge)
  Administrative Charge
  Mortality and Expense Risk Charge
  Investment Advisory Fee of the Fund
  Premium Taxes
  Other Taxes
  Sufficiency of Charges
ANNUITY PROVISIONS
  Maturity Date
  Maturity Proceeds
  Settlement Options
  Frequency of Annuity Payments
  Amount of Annuity Payments
  Subaccount Annuity Unit Value
GENERAL PROVISIONS
  Postponement of Payments
  Date of Receipt
  Reports to Contract Owners
  Contract Inquiries
FEDERAL TAX STATUS
  Introduction
  LBVIP's Tax Status
  Taxation of Annuities in General
  Qualified Plans
  1035 Exchanges
  Diversification Requirements
  Withholding
  Other Considerations
EMPLOYMENT-RELATED BENEFIT PLANS
VOTING RIGHTS
SALES AND OTHER AGREEMENTS
YEAR 2000
LEGAL PROCEEDINGS
LEGAL MATTERS
FINANCIAL STATEMENTS AND EXPERTS
FURTHER INFORMATION
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
ORDER FORM
APPENDIX A -- DEFINITIONS
APPENDIX B -- MORE INFORMATION ABOUT THE FIXED ACCOUNT
APPENDIX C -- ILLUSTRATION OF MONTHLY VARIABLE ANNUITY
              SETTLEMENT OPTION


                           SUMMARY FEE TABLE

The purpose of this table is to help you understand the various costs and expenses associated with your Contract. You may allocate premiums and transfer Accumulated Value to any one of seven Subaccounts -- Growth, High Yield, Income , Opportunity Growth, Mid Cap Growth, World Growth and Money Market -- or to the Fixed Account or to any combination of the Subaccounts and the Fixed Account. You pay no initial sales charge when you purchase the Contract. All costs that you bear directly or indirectly for the Subaccounts and the Fund are shown below.

Contract Owner Expenses

  Sales Load Imposed on Purchase (as a percentage of purchase
    payments)                                                          0%
  Maximum Deferred Sales Load (as a percentage of Excess
    Amount surrendered)                                                6%(1)
  Exchange Fee                                                         0%

Annual Contract Fee                                                $30.00(2)

Annual Expenses For Growth, High Yield, Income, Money Market,
Mid Cap Growth and Opportunity Growth Subaccounts
  (as a percentage of average daily Accumulated Value or Annuity
  Unit Value) Mortality and Expense Risk Fees                       1.10%
  Total Subaccount Annual Expenses                                  1.10%


Annual Expenses For Growth, High Yield, Income, Money Market,
Mid Cap Growth and Opportunity Growth Portfolios
  (as a percentage of Portfolio average daily net assets)
  Management Fees (Investment Advisory Fees)                        0.40%
  Other Expenses After Expense Reimbursement                        0%(3)
  Total Portfolio Annual Expenses                                   0.40%

EXAMPLE (4)

                                       1 year   3 years   5 years   10 years
                                       ------   -------   -------   --------
If you surrender or annuitize your
  Contract at the end of the
  applicable time period:
You would pay the following expenses
  on a $1,000 investment, assuming
  5% annual return on assets             $__       $__      $___      $___

If you do not surrender or annuitize
  your Contract:
You would pay the following expenses
  on a $1,000 investment, assuming
  5% annual return on assets             $__       $__      $___      $___


Annual Expenses For World Growth Subaccount
(as a percentage of average daily Accumulated Value or Annuity Unit Value)
   Mortality and Expense Risk Fees                                  1.10%
   Total Subaccount Annual Expenses                                 1.10%

Annual Expenses For World Growth Portfolio
(as a percentage of Portfolio average daily net assets)
   Management Fees (Investment Advisory Fees)                       0.85%
   Other Expenses After Expense Reimbursement                       0%(3)
   Total Portfolio Annual Expenses                                  0.85%

EXAMPLE (4)
                                          1 year  3 years  5 years  10 years
                                          ------  -------  -------  --------
If you surrender or annuitize your
   Contract at the end of the
   applicable time period:
You would pay the following expenses
   on a $1,000 investment, assuming 5%
   annual return on assets                 $__       $___      $___     $___

If you do not surrender or annuitize
   your Contract:
You would pay the following expenses
   on a $1,000 investment, assuming
   5% annual return on assets              $__       $___      $___     $___
_________________

(1) A surrender charge is deducted only if a full or partial surrender occurs during the first six Contract Years; no surrender charge is deducted for surrenders occurring in Contract Years seven and later. The surrender charge will also be deducted at the time annuity payments begin, except under certain circumstances. Up to 10% of the Accumulated Value existing at the time the first surrender in a Contract Year is made may be surrendered without charge; only the Excess Amount will be subject to a surrender charge. The maximum charge is 6% of the Excess Amount and is in effect for the first Contract Year. Thereafter, the surrender charge decreases by 1% each subsequent Contract Year.

(2) A $30 annual administrative charge is deducted on each Contract Anniversary only if, on that Contract Anniversary, the total of premiums paid under the Contract minus all prior surrenders is less than $5,000 and the Accumulated Value is less than $5,000. The $30 fee is a Contract charge and is deducted proportionately from the Subaccounts and the Fixed Account that make up the Contract's Accumulated Value.

(3) The amount shown for Fund Annual Expenses does not reflect a deduction for operating expenses of the Fund, other than the investment advisory fee, because LBVIP and its affiliate, LB, have agreed to reimburse the Fund for these operating expenses. For the fiscal year of the Fund ending December 31, 1998, the Fund was reimbursed approximately $_________ for such operating expenses. See "LBVIP, LUTHERAN BROTHERHOOD, THE VARIABLE ACCOUNT AND THE FUND--LB Series Fund, Inc.".

(4) In these examples, the $30 annual administrative charge is approximated as a .01% charge based on LBVIP's average contract size. The example showing expenses for surrenders at 1, 3, 5 and 10-year periods should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

The purpose of the table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Variable Account as well as the Fund. We will deduct any premium taxes that apply.


                                  SUMMARY

Please refer to Appendix A at the end of this Prospectus for definitions of technical terms used by us. These terms can help you understand details about your Contract.

The Contract

Issuance of a Contract. The Contracts we issue are individual flexible premium variable annuity contracts. In order to purchase a Contract, you must submit an application to us through one of our licensed representatives, who is also a registered representative of LBSC. The Contracts are offered only in situations in which the Annuitant is eligible for membership in Lutheran Brotherhood, unless otherwise required by state law. The Contracts may be sold to or in connection with retirement plans which may or may not qualify for special Federal tax treatment under the Internal Revenue Code. Annuity payments under the Contracts are deferred until a selected later date.

The minimum amount we will accept as an initial premium is $600 on an annualized basis. We may, however, in our sole discretion, waive such minimum initial premium requirement. Subsequent premiums may be paid under the Contracts, but we may choose not to accept any subsequent premium if it is less than $50.

Free Look Period. You have the right to return the Contract within 10 days after you receive it. See "THE CONTRACTS--Free Look Period".

Allocation of Premiums. You may allocate premiums under the Contract to one or more Subaccounts of the Variable Account and to the Fixed Account. The assets of each Subaccount will be invested solely in a corresponding Portfolio of the Fund-

the Growth Portfolio                     the Mid Cap Growth Portfolio
the High Yield Portfolio                 the World Growth Portfolio
the Income Portfolio                     the Money Market Portfolio
the Opportunity Growth Portfolio

See "LBVIP, LUTHERAN BROTHERHOOD, THE VARIABLE ACCOUNT AND THE FUND" and "THE CONTRACTS--Allocation of Premiums".

The Accumulated Value of the Contract in the Subaccounts and, except to the extent fixed amount annuity payments have been elected, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. Premiums allocated to the Fixed Account will accumulate at fixed rates of interest declared by us. (See Appendix B.) See "THE CONTRACTS--Accumulated Value; Accumulation Units and Accumulation Unit Value".

On the date we approve the Contract Owner's application, we will transfer from the general account the initial premium (after deduction of any required premium taxes) and any interest accrued during the underwriting period among the Subaccount(s) and/or Fixed Account according to the Contract Owner's instructions. See "THE CONTRACTS--Allocation of Premiums." Subsequent premiums will be allocated among the Subaccounts and the Fixed Account in the same proportion as the initial premium, at the end of the Valuation Period in which we receive the subsequent premium. See "THE CONTRACTS--Allocation of Premiums".

Surrenders. If a Written Notice from you requesting a surrender is received on or before the Maturity Date, we will pay to you all or part of the Accumulated Value of a Contract after deducting any applicable surrender charge. Partial surrenders must be for at least $500, and may be requested only if the remaining Accumulated Value is not less than $1,000. Under certain circumstances the Contract Owner may make surrenders after the Maturity Date. See "THE CONTRACTS--Surrender (Redemption)".

Transfers. On or before the Maturity Date you may request the transfer of all or a part of your Contract's Accumulated Value to other Subaccounts or to the Fixed Account. The total amount transferred each time must be at least $500 (unless the total value in the Subaccount or the Fixed Account is less than $500, in which case the entire amount may be transferred). We reserve the right to limit the number of transfers in any Contract Year, provided that at least two such transfers each Contract Year will always be allowed. With respect to the Fixed Account, transfers out of the Fixed Account are limited to only one each Contract Year and must be made on or within 45 days after a Contract Anniversary. After the Maturity Date, you may, by Written Notice and only once each Contract Year, change the percentage allocation of variable annuity payments among the available Subaccounts. See "THE CONTRACTS--Transfers".

Charges and Deductions

The following charges and deductions are made in connection with the
Contracts:

Surrender Charge (Contingent Deferred Sales Charge). No charge for sales expense is deducted from premiums at the time premiums are paid. However, if you surrender your Contract in whole or in part before it has been in force for six full Contract Years, we will deduct a surrender charge from the amount surrendered; provided that in each Contract Year, you may surrender without a surrender charge up to 10% of your Contract's Accumulated Value existing at the time the first surrender is made in that Contract Year. The maximum charge is 6% of the Excess Amount and is in effect for the first Contract Year. Thereafter, the surrender charge decreases by 1% each subsequent Contract Year. In no event will the total surrender charge on any one Contract exceed 6 1/2% of total gross premiums paid under the Contract. The surrender charge will also be deducted at the time annuity payments begin except as set forth under the heading "CHARGES AND DEDUCTIONS-- Surrender Charge (Contingent Deferred Sales Charge)".

Administrative Charge. On each Contract Anniversary prior to and including the Maturity Date, we deduct an annual administrative charge of $30 from the Accumulated Value of your Contract. (This charge will be lower to the extent legally required in some states.) No such charge is deducted if on that Contract Anniversary the total amount of premiums paid under the Contract, less the amount of all prior partial surrenders (which includes the amount of related surrender charges), is equal to or greater than $5,000, or the Accumulation Value is greater than $5,000.

Mortality and Expense Risk Charge. We deduct a daily mortality and expense risk charge to compensate us for assuming certain mortality and expense risks. The charge is deducted from the net assets of the Variable Account. The charge is currently in an amount equal to an annual rate of 1.10% (approximately 0.80% for mortality risk and approximately 0.30% for expense risk) of the average daily net assets of each Subaccount in the Variable Account. We guarantee not to increase the charge above an annual rate of 1.25%.

Investment Advisory Fee of the Fund. Because the Variable Account purchases shares of the Fund, the net assets of the Variable Account will reflect the investment advisory fee incurred by the Fund. LB is paid a daily fee by the Fund for its investment management services equal to an annual rate of 0.40% of the aggregate average daily net assets of the Money Market, Income, High Yield, Growth, Mid Cap Growth, and Opportunity Growth Portfolios. LB also receives a daily investment advisory fee from the Fund equal to .85% of the aggregate average daily net assets of the World Growth Portfolio.

Premium Taxes. If state or other premium taxes are applicable to a Contract, they will be deducted, depending on when such taxes are paid to the taxing authority, either (a) from premiums as they are received, or (b) from the Accumulated Value upon (i) a partial or total surrender of the Contract or
(ii) application of the Accumulated Value to a settlement option at the Maturity Date.

For a more detailed description of these charges and deductions, see "CHARGES AND DEDUCTIONS".

Annuity Provisions

You may select an annuity settlement option or options, and may select whether payments are to be made on a fixed or variable (or a combination of fixed and variable) basis. You may also elect to receive a single sum by surrendering your Contract on the Maturity Date and paying any applicable surrender charge. See "ANNUITY PROVISIONS".

Federal Tax Status

For a description of the Federal income tax status of annuities, see "FEDERAL TAX STATUS -- Taxation of Annuities in General". Generally, a distribution from a Contract before the taxpayer attains age 59 1/2 will result in a penalty tax of 10% of the amount of the distribution which is includable in gross income.

Condensed Financial Information

The following condensed financial information is derived from the financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information.

Selected data for Accumulation Units outstanding throughout the period ending December 31:

(TO BE FILED BY SUBSEQUENT AMENDMENT.)

The financial statements of LBVIP are also contained in the Statement of Additional Information.

Performance Related Information

The Variable Account may advertise certain performance related information concerning the Subaccount. The Variable Account may advertise the Money Market Subaccount's "yield" and "effective yield". Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Subaccount refers to the income generated by an investment in the Subaccount over a seven-day period (which period will be stated in the advertisement). This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The annualized current yield and effective yield for the seven-day base period ended December 31, 1998, was ____% and ____%, respectively. For more information, see the Statement of Additional Information.

Also, the Variable Account may advertise for the Subaccounts other than the Money Market Subaccount a yield quotation based on a 30-day (or one month) period computed by dividing the net investment income per Accumulation Unit earned during the period (the net investment income earned by the Fund portfolio attributable to shares owned by the Subaccount less expenses incurred during the period) by the maximum offering price per Accumulation Unit on the last day of the period. The current yield for the 30-day based period ended December 31, 1997 for the High Yield Subaccount was 8.08%. The current yield for the same 30-day base period for the Income Subaccount was 5.38%. For more information, see the Statement of Additional Information.

From time to time, we may advertise the average annual total return quotations for the Subaccounts for the 1, 5 and 10-year periods computed by finding the average annual compounded rates of return over the 1, 5 and 10-year periods that would equate the initial amount invested to the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10-year periods. If the assumed investment was made less than 10 years from the date of the quotation, the total return from the date of such investment will be given.

The average annual total returns for the 1, 3 and 5-year periods through December 31, 1998 and for the period from commencement of operations through December 31, 1998 for the Subaccounts are as follows:

                                                               Commencement
                                  1 Year    3 Year   5 Year   of Operations
                                   -----    ------   ------   -------------
Opportunity Growth
   Subaccount (1/18/96)            _____%    _____%    _____%    _____%*
World Growth Subaccount (1/18/96)  _____%*   _____%    _____%    _____%*
Growth Subaccount (3/8/88)         _____%*   _____%*   _____%*   _____%*
High Yield Subaccount (3/8/88)     _____%*   _____%*   _____%*   _____%*
Income Subaccount (3/8/88)         _____%*   _____%*   _____%*   _____%*
Money Market Subaccount (2/18/88)  _____%*   _____%*   _____%*   _____%*
Mid Cap Growth
   Subaccount (1/29/98)            _____%*   _____%*   _____%*   _____%*

*Does not include the annual administrative charge of $30 deducted from any Contract for which the total of premiums paid under such Contract minus all prior surrenders is less than $5,000 and the Accumulated Value is less than $5,000. Inclusion of the administrative charge would reduce the total return figures shown above. Assumes applicable sales charge upon surrender. Premium taxes may apply depending on various states' laws.

Average annual total return quotations assume a steady rate of growth. Actual performance fluctuates and will vary from the quoted results for periods of time with the quoted periods. For more information, see the Statement of Additional Information.

The Variable Account's performance reported from time to time in advertisements and sales literature may be compared with that of other insurance company separate accounts or mutual funds included in the generally accepted indices, analyses or rankings prepared by Lipper Analytical Service, Inc., Standard & Poor's Corporation, Morningstar, Inc., VARDS, Dow Jones or similar independent rating or statistical investment services that monitor the performance of insurance company separate accounts or mutual funds. Performance of the Variable Account may be quoted or compared to rankings, yields or returns as published or prepared by independent rating or statistical services or publishers or publications such as:

The Bank Rate Monitor National Index        Lipper Analytical Services
Barron's                                    Money
Business Week                               Mutual Fund Forecaster
Donoghue's Money Market Fund Report         Newsweek
Financial Services Week                     The New York Times
Financial Times                             Personal Investor
Financial World                             Stanger Report
Forbes                                      Sylvia Porter's Personal Finance
Fortune                                     USA Today
Global Investor                             U.S. News & World Report
Institutional Investor                      The Wall Street Journal
Investor's Daily                            Wiesenberger Investment
Kiplinger's Personal Finance                   Companies Service


                LBVIP, LUTHERAN BROTHERHOOD, THE VARIABLE ACCOUNT
                                AND THE FUND

LBVIP and Lutheran Brotherhood

The Contracts are issued by us. We were organized in 1982, as a stock life insurance company incorporated under the laws of the State of Minnesota. We are currently licensed to transact life insurance business in 42 states and the District of Columbia. We are an indirect subsidiary of Lutheran Brotherhood ("LB"), a fraternal benefit society owned by and operated for its members. LB was founded in 1917 under the laws of the State of Minnesota, and at the end of 1998 had total assets of approximately $____ billion.

To help us meet capitalization requirements of various states, LB has invested approximately $115.8 million in LBVIP. LB may invest additional amounts in LBVIP in the future but is not currently legally obligated to do so. The assets of LB do not support the benefits payable under the Contracts described in this Prospectus.

We are subject to regulation by the Insurance Division of the State of Minnesota as well as by the insurance departments of all the other states and jurisdictions in which we do business. We submit annual reports on our operations and finances to insurance officials in such states and jurisdictions. The forms of Contracts described in this Prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold. We are also subject to certain Federal securities laws and regulations.

The Variable Account

The Variable Account is a separate account of LBVIP, established by our Board of Directors in 1987 pursuant to the laws of the State of Minnesota. The Variable Account meets the definition of a "separate account" under the federal securities laws. We have caused the Variable Account to be registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). This registration does not involve supervision by the SEC of the management or investment policies or practices.

The assets of the Variable Account are owned by us, and we are not a trustee with respect to such assets. However, the Minnesota laws under which the Variable Account was established provide that the Variable Account shall not be chargeable with liabilities arising out of any other business we may conduct. We may transfer to our general account assets of the Variable Account which exceed the reserves and other liabilities of the Variable Account.

Income and realized and unrealized gains and losses from each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. We may accumulate in the Variable Account the charge for expense and mortality risk, mortality gains and losses and investment results applicable to those assets that are in excess of net assets supporting the Contracts.

LB Series Fund, Inc.

You may allocate the premiums paid under the Contract to one or more of the seven Subaccounts of the Variable Account. We invest the assets of each subaccount in a corresponding Portfolio of the Fund. The seven subaccounts and corresponding portfolios of the Fund are:

  Subaccount                            Corresponding Portfolio
  ----------                            -----------------------
  Growth Subaccount                     Growth Portfolio
  High Yield Subaccount                 High Yield Portfolio
  Income Subaccount                     Income Portfolio
  Opportunity Growth Subaccount         Opportunity Growth Portfolio
  Mid Cap Growth Subaccount             Mid Cap Growth Portfolio
  World Growth Subaccount               World Growth Portfolio
  Money Market Subaccount               Money Market Portfolio

The investment objectives of each of the Portfolios of the Fund are:

Growth Portfolio. To achieve long-term growth of capital through investment primarily in common stocks of established corporations that appear to offer attractive prospects of a high total return from dividends and capital appreciation.

High Yield Portfolio. To achieve a higher level of income through a diversified portfolio of high yield securities ("junk bonds") which involve greater risks than higher quality investments, while also considering growth of capital as a secondary objective.

Income Portfolio. To achieve a high level of income over the longer term while providing reasonable safety of capital through investment primarily in readily marketable intermediate and long-term fixed income securities.

Opportunity Growth Portfolio. To achieve long term growth of capital by investing primarily in a professionally managed diversified portfolio of smaller capitalization common stocks.

Mid Cap Growth Portfolio. To achieve long term growth of capital by investing primarily in a professionally managed diversified portfolio of common stocks of companies with medium market capitalizations.

World Growth Portfolio. To achieve long-term growth of capital by investing primarily in a professionally managed diversified portfolio of common stocks of established, non-U.S. companies.

Money Market Portfolio. To achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity through investment in high-quality, short-term debt obligations.

We cannot assure that the Portfolios of the Fund will achieve their respective investment objectives.

As custodian for the Variable Account, we will hold shares of the Fund purchased by each Subaccount of the Variable Account.

The Fund is designed to provide an investment vehicle for variable annuity and variable life insurance contracts. Shares of the Fund are sold to other insurance company separate accounts of LBVIP and separate accounts of our indirect parent, Lutheran Brotherhood ("LB"), and the Fund may in the future create new portfolios. It is conceivable that in the future it may be disadvantageous for both variable annuity separate accounts and variable life insurance separate accounts and for LBVIP and LB to invest simultaneously in the Fund, although we do not foresee any such disadvantages to either variable annuity or variable life insurance contract owners. The management of the Fund intends to monitor events in order to identify any material conflicts between such contract owners and to determine what action, if any, should be taken in response. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example:

     *  Changes in state insurance laws,
     *  Changes in Federal income tax law,
     *  Changes in the investment management of the Fund, or
     * Differences in voting instructions between those given by the contract owners from the different separate accounts.

In addition, if we believe the Fund's response to any of those events or conflicts insufficiently protects Contract Owners, we will take appropriate action on our own.

The Fund is registered with the SEC under the 1940 Act as a diversified, open-end management investment company (commonly called a "mutual fund"). This registration does not involve supervision by the SEC of the management or investment practices or policies of the Fund. Shares of the Fund may be sold to other separate accounts, and the Fund may in the future create new Portfolios.

The Variable Account will purchase and redeem shares from the Fund at net asset value. Shares will be redeemed to the extent necessary for us to collect charges under the Contracts, to make payments upon surrenders, to provide benefits under the Contracts, or to transfer assets from one Subaccount to another as requested by Contract Owners. Any dividend or capital gain distribution received from a Portfolio of the Fund will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

The Fund receives investment advice with respect to each of its Portfolios from LB, which acts as investment adviser to the Fund. LB is a registered investment adviser under the Investment Advisers Act of 1940. LB charges the Fund a daily investment advisory fee equal to an annual rate of .40% of the aggregate average daily net assets of the Money Market, Income, High Yield, Growth, Mid Cap Growth, and Opportunity Growth Portfolios. LB also charges the Fund an annual investment advisory fee equal to .85% of the aggregate average daily net assets of the World Growth Portfolio.

LB has engaged T. Rowe Price Associates, Inc. ("T. Rowe Price") as investment sub-adviser for the Opportunity Growth Portfolio. T. Rowe Price was founded in 1937 and has its principal offices in Baltimore, Maryland. As of December 31, 1998, T. Rowe Price and its affiliates managed over $___ billion. Richard T. Whitney, Managing Director of T. Rowe Price, is primarily responsible for day-to-day management of the Opportunity Growth Portfolio and developing and executing the Portfolio's investment program.

LB pays the Sub-adviser for the Opportunity Growth Portfolio an annual sub-advisory fee for the performance of sub-advisory services. The fee payable is equal to .30% of that Portfolio's average daily net assets.

LB has engaged Rowe Price-Fleming International, Inc., ("Price-Fleming") as investment sub-adviser for the World Growth Portfolio. Price-Fleming was founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited. Price-Fleming is one of the world's largest international mutual fund asset managers with approximately the U.S. equivalent of $__ billion under management as of December 31, 1998 in its offices in Baltimore, London, Tokyo and Hong Kong. Price-Fleming has an investment advisory group that has day-to-day responsibility for managing the World Growth Portfolio and developing and executing the Portfolio's investment program.

LB pays the Sub-adviser for the World Growth Portfolio an annual sub-advisory fee for the performance of sub-advisory services. The fee payable is equal to a percentage of that Portfolio's average daily net assets. The percentage varies with the size of the Portfolio's net assets, decreasing as the Portfolio's assets increase. The formula for determining the sub-advisory fee is described fully in the prospectus for the Fund.

You should periodically consider the allocation among the Subaccounts in light of current market conditions and the investment risks attendant to investing in the Fund's various Portfolios. A full description of the Fund, its investment objectives, policies and restrictions, its expenses, the risks attendant to investing in the Fund's Portfolios and other aspects of its operation is contained in the accompanying Prospectus for the Fund, which should be carefully read together with this Prospectus.

Addition, Deletion or Substitution of Investments

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Portfolio of the Fund are no longer available for investment or if in our judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account, we may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management company. We will not substitute any shares attributable to a Contract interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by applicable law.

We also reserve the right to establish additional Subaccounts of the Variable Account, each of which would invest in shares corresponding to a new Portfolio of the Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, we may, in its sole discretion, establish new Subaccounts or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Contract Owners on a basis to be determined by us.

If any of these substitutions or changes are made, we may by appropriate endorsement change the Contract to reflect the substitution or change. If we deem it to be in the best interest of Contract Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other LBVIP separate accounts.


                                THE CONTRACTS

Purchasing a Contract

You purchase a Contract by submitting an application to us through one of our licensed representatives who is also a registered representative of LBSC. In your application you select the features of your Contract, including:

* The amount of your initial premium. This premium must be at least $600 on an annualized basis, though we may choose to waive this requirement.

* How you plan to pay premiums after the initial premium. We may require any such premium to be at least $50.

* How you want your premiums allocated among the Subaccount(s) and/or Fixed Account.

* Your age at the time you want annuity payments to begin. This will establish the Maturity Date, which must be a Contract Anniversary at least three years after the Date of Issue.

* The beneficiary to receive the benefit payable upon the death of the Annuitant.

Processing your Application

We will process your application after we have received both it and your initial premium. Your contract's Date of Issue will be the date on which we receive the initial premium. If we determine that your application is in good order, we will approve it within two days after the Date of Issue. If we determine that the application is not in good order, we will attempt to complete it within five business days. If the application is not complete at the end of this period, we will tell you the reason for the delay and inform you that we will return the initial premium to you unless you specifically consent to our keeping it until the application is complete.

Allocation of Premium

If we approve your application on the Date of Issue, we will allocate the initial premium among the Subaccount(s) and/or the Fixed Account according to your application on that date. Otherwise, we will deposit your initial premium in our general account where it will earn interest at a rate which we determine. The interest and any cost of crediting interest will be paid by us, not other Contract Owners. On the date we approve your application, we will allocate your initial premium (including any interest earned while in the general account) among the Subaccount(s) and/or the Fixed Account according to your application. If any premium taxes are required, we will deduct them from the initial premium prior to making any allocation among the Subaccount(s) and/or the Fixed Account.

The allocation percentages which you select must be in whole numbers and their sum must be 100% We reserve the right to adjust allocation percentages to eliminate fractional percentages. Premiums which you pay after the initial premium are allocated at the end of the Valuation Period in which we receive them using the allocation percentages specified in your application. You may change the allocation percentages for future premiums without charge and at any time by giving us Written Notice or, if you have completed the Telephone Transaction Authorization Form, by telephone. Any change will apply to all future premiums unless you request another change.

The values in the Subaccounts of the Variable Account will vary with the investment experience of the Subaccounts. You bear the entire investment risk of your contract. You should periodically review your allocations of premiums in light of market conditions and your overall financial objectives.

Free Look Period

After you receive your contract, you have a "free look" period of 10 days (20 days in Nevada and North Carolina; 30 days if you are age 60 or over and reside in California) to decide if you want to keep it. If you decide to cancel the contract within free look period, you may do so by returning it to us or to the representative through home you bought it. When we receive the contract at our Home Office, we will cancel it and refund to you an amount which depends on the state in which your contract was issued. In Michigan, North Carolina, Nevada, South Carolina and Washington, we will refund all premiums which you have paid. In Pennsylvania, we will refund the sum of:

(a) The difference between the premiums paid and the amounts allocated to the Variable and Fixed Accounts; and
(b) The Accumulated Value on the day the contract is first received by us or our representative.

In all other states, we will refund the sum of:

(a) The Accumulated Value on the date the returned contract is received by us or our representative;
(b)  Any charges we made for premium taxes; and
(c) The amount attributable to your contract for risk charges and taxes, if any, deducted from the Variable Account, and for advisory fees charged against the net asset value in the Fund portfolios.

In addition to the "free look" period described, the Employee Retirement Income Security Act of 1974 ("ERISA") grants certain revocation rights to contracts issued as individual retirement annuities ("IRA"s). If your contract is an IRA and you revoke it under the rights granted by ERISA, we will refund all premiums which you have paid regardless of the state in which the contract was issued.

Accumulated Value; Accumulation Units and Accumulation Unit Value

Accumulated Value. Your Contract's value is expressed as its Accumulated Value. The Accumulated Value of the Contract is the total amount of value held under the Contract at any time prior to and including the Maturity Date. On or before the Maturity Date, Your Contract's Accumulated Value is the sum of:

*  The amount which your contract has in the Fixed Account; and
* The amounts which your contract has in each of the Subaccounts. Amounts in the Subaccounts are calculated at the end of each Valuation Period as follows:

   * First, we calculate the Accumulation Unit Value for each Subaccount. This calculation recognizes those actions and events occurring during the current Valuation Period which affect the total dollar value of the Subaccount without affecting the number of Accumulation Units held by the Subaccount. (See Accumulation Unit Value below.)
   * Next, Contract transactions for the current Valuation Period are made. These transactions in and out of each Subaccount are done in terms of buying and selling Accumulation Units of the Subaccount at the current
     (i.e. newly-calculated) Accumulation Unit Value for the Subaccount.
   * Finally, we calculate the amount which your contract has in each Subaccount by multiplying your number of Accumulation Units in the Subaccount by the current Accumulation Unit Value for the Subaccount.

The Accumulated Value calculated at the end of a Valuation Period applies to all days in that period, including days which are not Valuation Days. Your Contract's Accumulated Value will reflect the investment experience of the chosen Subaccounts of the Variable Account, any amount of value in the Fixed Account, any premiums that you pay, any surrenders you make, and any charges we assess in connection with the Contract. There is no guaranteed minimum Accumulated Value, and, because a Contract's Accumulated Value on any future date depends upon a number of variables, it cannot be predetermined.

Determination of Number of Accumulation Units.

Transactions in and out of a Subaccount are made by buying or selling Accumulation Units of the Subaccount at the Subaccount Accumulation Unit Value. Your contract buys Accumulation Units in a Subaccount when:

*  You allocate premiums to that Subaccount; or
* You transfer Accumulated Value into that Subaccount from another Subaccount or from the Fixed Account.

Accumulation Units in a Subaccount are sold when:

* You transfer Accumulated Value out of that Subaccount into another Subaccount or the Fixed Account;
*  You make a surrender from that Subaccount; or
*   We deduct all or part of the Administrative Charge from that Subaccount.

Accumulation Unit Value. A Subaccount's Accumulation Unit Value is the unit price that is used whenever Accumulation Units of the Subaccount are bought or sold. Accumulation Unit Values may increase or decrease during each Valuation Period. We re-determine the Accumulation Unit Value for each Subaccount at the end of each Valuation Period before making any transactions for that period that would affect the number of units held in the Subaccount. Each Subaccount's Accumulation Unit Value is calculated as the total dollar value of that Subaccount divided by the total number of Accumulation Units held by that Subaccount for all contracts (including Accumulation Units held as reserves for variable annuities). The total dollar value of a Subaccount is:

(a) the net asset value of the corresponding Portfolio of the Subaccount at the end of the current Valuation Period, plus

(b) the amount of any dividend or capital gain distribution declared by the Portfolio if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

(c) a charge or credit for any taxes reserved which we determine to be a result of the investment operation of the Portfolio, minus

(d) the mortality and expense risk charge. This charge is currently .003014% (but guaranteed never to exceed .003425%) of the net assets of the Subaccount for each day during the current Valuation Period (see "CHARGES AND DEDUCTIONS--Mortality and Expense Risk Charge").

Minimum Accumulated Value

We require your contract to maintain a minimum Accumulated Value. The amount which must be maintained depends on your premium paying history as follows:

(a) At the end of any 24-month period which you pay no premiums, your Accumulated Value must be at least $1000 after all contract charges have been applied.
(b) If you pay at least one premium every 24-months, we require only that the Accumulated Value always be sufficient to cover the contract's administrative charge (see "CHARGES AND DEDUCTIONS--Administrative Charge").

If we know that your contract will not meet these requirements on an upcoming Contract Anniversary, we will notify you 60 days before that anniversary and inform you of the minimum dollar amount which you must pay to keep the contract in force. If you fail to pay at least that amount, we will terminate your contract on the Contract Anniversary. If we do so because your contract failed to meet requirement (a), we will pay you the remaining Accumulated Value. If your contract fails to meet requirement (b) it terminates without value.

Death Benefit Before the Maturity Date

If the Annuitant dies before the Maturity Date, the Beneficiary will be entitled to receive the contract's death benefit. The amount of the death benefit will be the greatest of:

The Accumulated Value on the date we calculate the death benefit;
The sum of all premiums we received for the contract, less the amount of all partial surrenders (including any applicable charges) which you made; and The Accumulated Value on the preceding Minimum Death Benefit Date plus the sum of the premiums we received for the contract after that date, less the amount of any partial surrenders (including any applicable charges) which you made after that date. The first Minimum Death Benefit Date is the Date of Issue of this contract. Thereafter, Minimum Death Benefit Dates occur every 6 years on the Contract Anniversary.

We calculate the death benefit on the later of:

(a)  The date we receive both proof of the Annuitant's death; and
(b) The date we receive a written request from the Beneficiary for either a single sum payment or a settlement option.

If the Beneficiary requests a single sum payment, we will pay the death benefit within seven days after the date we calculate it. If the beneficiary requests a settlement option, it must be an option that you could have selected before the Maturity Date, and the option must provide that either:

a) The principal and interest are completely distributed within 5 years after the date of death; or

b) If the beneficiary is a natural person, distribution of the principal and interest is made by means of a periodic payment which begins within one year after the date of death and is not guaranteed for a period which extends beyond the life expectancy of the beneficiary.

If we do not receive a written request from the beneficiary within one year from the date of the Annuitant's death, we will deem the Beneficiary to have requested a single sum payment. Any proceeds not subsequently withdrawn will be paid in a lump sum on the date five years after the date of death. (If the Beneficiary is your spouse, he or she may, to the extent permitted by law, elect to continue the contract in force, in which case your spouse will become and be treated as the Annuitant.)

If your contract was issued in connection with a Qualified Plan, additional restrictions on the manner of payment of the death benefit may apply. Any such restrictions will be stated in the contract or the plan documents. Purchasers acquiring contracts pursuant to Qualified Plans should consult qualified pension or tax advisers.

Death Benefit After the Maturity Date

If the annuitant dies while we are paying you an annuity income under a settlement option, any death benefit payable will depend on the terms of the settlement option. If a death benefit is payable, the beneficiary may elect to receive the proceeds in the form of a settlement option, but only if the payments are paid at least as rapidly as payments were being paid under the settlement option in effect on the date of death. If your contract was issued in connection with a Qualified Plan, additional restrictions on the manner of payment of the death benefit may apply.

Surrender (Redemption)

On or before the Maturity Date, you may surrender all or part of your contract's Accumulated Value by giving us Written Notice. Any surrender which you request will be made at the end of the Valuation Period during which the requirements for surrender are completed. We will pay you the proceeds from a surrender within seven days after the surrender is made. The proceeds will be the amount surrendered less any surrender charge and premium tax due (see "CHARGES AND DEDUCTIONS").

A surrender reduces your Accumulated Value by the amount surrendered. For amounts surrendered from a Subaccount, this is done by selling Accumulation Units of the Subaccount. For partial surrenders, we allocate the surrender among the Subaccounts and the Fixed Account so that all accounts are reduced in value by the same percentage. With our approval, you may specify a different allocation for a partial surrender.

A partial surrender must be at least $200. and must not reduce the remaining Accumulated Value to less than $1,000. When you request a partial surrender, you specify the amount which you want to receive as a result of the surrender. If there are no surrender charges, withholding taxes or premium taxes associated with the surrender, the amount surrendered will be the amount which you request. Otherwise, the amount surrendered will be the amount necessary to provide the amount requested after we apply the surrender charge and any withholding and premium taxes.

After the Maturity Date, your contract does not have an Accumulated Value which can be surrendered. However, if you are receiving annuity payments under certain settlement options, surrender may be allowed. Surrender is not allowed if your settlement option involves a life income or if you agreed not to revoke or change the option once annuity payments begin. For other settlement options, the amount available for surrender will be the commuted value of any unpaid annuity payments computed on the basis of the assumed interest rate incorporated in the annuity payments.

For all surrenders, you should consider the tax implications of a surrender before you make a surrender request. See "FEDERAL TAX STATUS--Taxation of Annuities in General".

Transfers

On or before the Maturity Date, you may request the transfer of all or a part of your contract's Accumulated Value among the Subaccounts of the Variable Account and the Fixed Account. You do this by giving us Written Notice or, if you have completed the Telephone Transaction Authorization Form, by telephone. We will make the transfer without charge at the end of the Valuation period during which we receive your request. For transfers from the Fixed account to a Subaccount of the Variable Account, the amount taken from the Fixed Account is used to buy Accumulation Units of the chosen Subaccount. For transfers from a Subaccount, Accumulation Units of the Subaccount are sold and the resulting dollar amount is, depending on your request, either transferred to the Fixed Account or used to buy Accumulation Units of another Subaccount.

Transfers are subject to the following conditions:

* The total amount transferred must be at least $200. However, if the total value in a Subaccount or the Fixed Account is less than $200, the entire amount may be transferred.

* We reserve the right to limit the number of transfers in each Contract Year. However, we will always allow at least two transfers per Contract Year. (For contracts issued in Texas, we allow twelve transfers per Contract Year.)

* In any Contract Year, only one of your allowed transfers may be from the Fixed Account. Any transfer from the Fixed Account must be made on or within 45 days after a Contract Anniversary.

Transfers will also be subject to any conditions which the Portfolio whose shares are involved may impose.

After the Maturity Date, you may, by Written Notice and only once each Contract Year, change the percentage allocation of variable annuity payments among the available Subaccounts.

Telephone Transfers

Telephone transfers are available when you complete the Telephone Transaction Authorization Form. If you elect to complete the Telephone Transaction Authorization Form, you thereby agree that we, our agents and employees will not be liable for any loss, liability cost or expense when we, our agents and employees act in accordance with the telephone transfer instructions that have been properly received and recorded on voice recording equipment. If a telephone authorization or instruction, processed after you have completed the Telephone Transaction Authorization Form, is later determined not to have been made by you or was made without your authorization, and a loss results from such unauthorized instruction, you bear the risk of this loss. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event we do not employ such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such instructions and/or tape recording telephone instructions.

Special Transfer Service -- Dollar Cost Averaging

We administer a dollar cost averaging program which enables you to pre-authorize the periodic transfer of predetermined dollar amounts from the Money Market Subaccount to as many of the five other Subaccounts or to the Fixed Account as you specify. This program is generally suitable if you are making a substantial deposit to your Contract and who wish to use the other Subaccounts or the Fixed Account investment option, but desire to control the risk of investing at the top of a market cycle. This program allows such investments to be made in equal installments over time in an effort to reduce such risk. Dollar cost averaging does not guarantee that the Variable Account will gain in value, nor will it protect against a decline in value if market prices fall. However, if you can continue to invest regularly throughout changing market conditions, it can be an effective strategy to help meet your long-term goals.

If you are interested in the dollar cost averaging program you may obtain an application and full information concerning the program and its restrictions from us. If you enter into a dollar cost averaging agreement with us, it will continue until the amount in the Money Market Subaccount is exhausted or you terminate the agreement.

Assignments

Assignment is the transfer of contract ownership from one party to another. If a Contract is used in a Qualified Plan and the Contract Owner is a trust, custodian or employer, then the Contract Owner may transfer ownership to the Annuitant. Otherwise, the Contract may not be sold, assigned, discounted or pledged as collateral for a loan or as security for performance of an obligation or for any other purpose to any person other than LBVIP.

If the Contract is not used in a Qualified Plan, then ownership may be transferred, but not to a natural person, and the Contract may be assigned as Collateral.

We are not bound by an assignment unless it is in writing and filed at our Home Office. We are not responsible for the validity or effect of any assignment.

You should consider the tax implications of an assignment. See "FEDERAL TAX STATUS--Taxation of Annuities in General".

Contract Owner, Beneficiaries and Annuitants

Unless another owner is named in the application, the Annuitant is the owner of the Contract and may exercise all of the owner's rights under the Contract.

The Contract Owner may name a Beneficiary to receive the death benefit payable under the Contract. If the Beneficiary is not living on the date payment is due or if no Beneficiary has been named, the death benefit will be paid to the estate of the Annuitant.

The owner may change the Beneficiary by giving us Written Notice of the change. The change will not be effective until we receive your Written Notice at our Home Office. Once we receive it, the change will be effective as of the date on which you signed the notice. However, the change will not affect any payments made or actions taken by us before we received your notice, and we will not be responsible for the validity of any change.


                           CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

We do not deduct a charge for sales expenses from premiums at the time premiums are paid. Instead, we deduct a charge at the time you surrender all or part of the your Accumulated Value. This surrender charge applies only during the first six Contract Years. During those years, we calculate the surrender charge as a percentage of the amount which you surrender, subject to certain exceptions noted below. The percentages we apply are as follows:

                 Contract Year        Percent Applied
                 -------------        ---------------
                       1                     6%
                       2                     5%
                       3                     4%
                       4                     3%
                       5                     2%
                       6                     1%

After Contract Year six there is no charge for making surrenders. In addition, during the first six Contract Years we will limit or waive surrender charges as follows:

* Cumulative Percent-of-Premium Limit. For all surrenders, we will limit the Surrender Charge so that on any date, the sum of all surrender charges applied to that date will not exceed 6.5% of the total of premiums you have paid to that date.
* Surrenders Paid Under Certain Settlement Options. For suurrenders which you make after Contract Year three, there is no surrender charge applied to amounts which you elect to have paid under:

   1) A settlement option for a fixed amount or a fixed period (including Option 3V described under "ANNUITY PROVISIONS--Settlement Options") if the payments will be made for at least five years and you agree at the time of settlement that after the first payment is made, you may not revoke or change the settlement option.
   2) Options which involve a life income, including Option 4V described under "ANNUITY PROVISIONS--Settlement Options."

* 10% Free Each Contract Year. In each Contract Year, you may surrender without a Surrender Charge up to 10% of the Accumulated Value existing at the time of your first surrender made in that Contract Year. This "10% Free" is not cumulative. For example, if you make no surrenders during the first three Contract Years, the percentage of Accumulated Value which you may surrender without charge in the fourth Contract Year is 10%, not 40%.
* Total Disability of the Annuitant. There is no surrender charge if the Annuitant is totally disabled (as defined in your contract) on the date of a surrender.

Certain surrenders are subject to a 10% Federal tax penalty on the amount of income withdrawn. See "FEDERAL TAX STATUS--Taxation of Annuities in General."

If surrender charges are not sufficient to cover our sales expenses, we will bear the loss; conversely, if the amount of such charges proves more than enough, we will retain the excess (see "Sufficiency of Charges" below). We do not currently believe that the surrender charges we impose will cover our expected costs of distributing the Contracts.

Administrative Charge

Your Contract includes an annual administrative charge of $30 (or less, if required by the state where your contract is issued) to help us cover the expenses we incur in administrating your contract, the Variable Account and the Subaccounts. On each Contract Anniversary prior to and including the Maturity Date, we will determine if this charge will be applied to your contract. We apply the charge only on Contract Anniversaries on which the sum of premiums you have paid less the amount of any Partial Surrenders you have made is less than $5,000. We deduct the charge from your Accumulated Value, allocating the deduction among the Subaccounts and the Fixed Account so that all accounts are reduced in value by the same percentage. Any such deduction from a Subaccount is made by selling Accumulation Units of the Subaccount. With our approval, you may specify a different allocation for the administrative charge.

Mortality and Expense Risk Charge

We assume certain financial risks associated with the contracts. Those risks are of two basic types:

* Mortality Risk. This includes our risk that (1) Death Benefits paid before the Maturity Date will be greater than the Accumulated Value available to pay those benefits, and (2) annuitant payments involving life incomes will continue longer than we expected due to lower than expected death rates of the persons receiving them.

* Expense Risk. This is the risk that the expenses we incur to issue and maintain contracts will exceed the charges that we make to cover those expenses.

As compensation for assuming these risks, we deduct a daily mortality and expense risk charge from the average daily net assets in the Variable Account. The current charge (.003014% per day) is equal to an annual rate of 1.10% (approximately 0.80% for mortality risk and 0.30% for expense risk) of the average daily net assets of each Subaccount in the Variable Account. We may change this charge in the future, but we guarantee that it will never exceed an annual rate of 1.25% (.003425% per day).

If the mortality and expense risk charge is insufficient to cover the actual cost of the mortality and expense risk assumed by us, we will bear the loss. We will not reduce annuity payments or increase the administration charge to compensate for the insufficiency. If the mortality and expense risk charge proves more than sufficient, the excess will be profit available to us for any appropriate corporate purpose including, among other things, payment of sales expenses. See "Sufficiency of Charges" below.

Investment Advisory Fee of the Fund

Because the Variable Account purchases shares of the Fund, the net assets of the Variable Account will reflect the investment advisory fee incurred by the Fund. LB is paid a daily fee by the Fund for its investment management services equal to an annual rate of 0.40% of the aggregate average daily net assets of the Money Market Portfolio, Growth Portfolio, Mid Cap Growth Portfolio, Income Portfolio, High Yield Portfolio and Opportunity Growth Portfolio, and .85% of the aggregate average daily net assets of the World Growth Portfolio. See "LBVIP, LUTHERAN BROTHERHOOD, THE VARIABLE ACCOUNT AND THE FUND--LB Series Fund, Inc.", and the accompanying current Prospectus for the Fund.

Premium Taxes

We may deduct a charge for premium taxes. Premium taxes vary from state to state and are subject to change. In many jurisdictions, there is no tax at all. Various states and other governmental entities levy a premium tax, currently ranging from 1% to 3.5%, on annuity contracts issued by insurance companies. If premium taxes are applicable to a Contract, they will be deducted, depending on when such taxes are paid to the taxing authority, either (a) from premiums as they are received, or (b) from the Accumulated Value upon (i) a partial or total surrender of the Contract or (ii) application of the Accumulated Value to a settlement option at the Maturity Date. See "Appendix D--State Premium Tax Chart" in the Statement of Additional Information.

Other Taxes

Currently, no charge will be made against the Variable Account for Federal income taxes. We may, however, make such a charge in the future if income or gains within the Variable Account will result in any Federal income tax liability to us. Charges for other taxes, if any, attributable to the Variable Account may also be made. See "FEDERAL TAX STATUS--LBVIP's Tax Status".

Sufficiency of Charges

If the amount of all charges assessed in connection with the contracts as described above is not enough to cover all expenses incurred in connection therewith, we will bear the loss. Any such expenses borne by us will be paid out of our general account which may include, among other things, proceeds derived from mortality and expense risk charges deducted from the Variable Account. Conversely, if the amount of such charges proves more than enough, we will retain the excess.


                             ANNUITY PROVISIONS

ANNUITY PROVISIONS

Maturity Date

The Maturity Date is the date on which we begin paying you your contract's annuity income. This date is based on the maturity age which you specify in your application. You may change the Maturity Date by giving us Written Notice at least 30 days before both the Maturity Date currently in effect and the new Maturity Date. The new date selected must satisfy our requirements for a Maturity Date and any requirements that may be imposed by the state in which your contract was issued.

Maturity Proceeds

The proceeds available on the Maturity Date will be the amount provided by surrendering your contract's entire Accumulated Value on that date. If the Maturity Date occurs within the first six Contract Years, surrender charges will be deducted from the Accumulated Value if they apply (see "CHARGES AND DEDUCTIONS--Surrender Charge"). Premium taxes will also be deducted if they apply (see "CHARGES AND DEDUCTIONS--Premium Taxes").

We will pay you the proceeds at maturity according to the annuity settlement option which you select. However, we will pay the proceeds in a single sum if the Accumulated Value on the Maturity Date is less than $2,000 or if you elect to receive the proceeds in a single sum. If we pay you proceeds in a single sum, your contract will terminate on the Maturity Date.

If you have not selected either a settlement option or a single sum payment by the Maturity Date, we will pay proceeds of $2,000 or more using a fixed annuity, life income with 10-year guarantee period.

Settlement Options

You may elect to have proceeds paid to you under an annuity settlement option or a combination of options. Under each option, you may choose whether annuity payments are to be made on a fixed or variable basis. You may change your choice of settlement option by giving us Written Notice at least 30 days before the Maturity Date.

The fixed annuity settlement options available to you are described in your contract but are not summarized here. The variable annuity settlement options which your contract offers are as follows:

Option 3V--Income for a Fixed Period. Under this option, we pay an annuity income for a fixed number of years, not to exceed 30.

Option 4V--Life Income with Guaranteed Period. Under this option, we pay an annuity income for the lifetime of the payee. If the payee dies during the guaranteed period, payments will be continued to the end of that period and will be paid to the Beneficiary. You may select a guaranteed period of 10 or 20 years. You may not revoke or change the option once annuity payments begin.

In addition to these options, proceeds may be paid under any other settlement option which you suggest and to which we agree.

Frequency of Annuity Payments

Annuity payments under a settlement option will be paid at monthly intervals unless you and we agree to a different payment schedule. If annuity payments would be or become less than $25 ($20 for contracts issued in the state of Texas) if a single settlement option is chosen, or $25 ($20 for contracts issued in the state of Texas) on each basis if a combination of variable and fixed options is chosen, we may change the frequency of payments to intervals that will result in payments of at least $25 ($20 for contracts issued in the state of Texas) each from each option chosen.

Amount of Variable Annuity Payments

The amount of the first variable annuity payment is determined by applying the proceeds to be paid under a particular settlement option to the annuity table in the contract for that option. The table shows the amount of the initial annuity payment for each $1,000 applied.

Subsequent variable annuity payments vary in amount according to the investment experience of the selected Subaccount(s). Assuming annuity payments are based on the unit values of a single Subaccount, the dollar amount of the first annuity payment (as determined above) is divided by the Annuity Unit Value as of the Maturity Date to establish the number of Annuity Units representing each annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent variable annuity payments is not predetermined and may change from payment to payment. The dollar amount of the second and each subsequent variable annuity payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value (see "Subaccount Annuity Unit Value" below) with respect to such Subaccount at the end of the last Valuation Date of the period with respect to which the payment is due. If the payment is based upon the Annuity Unit Values of more than one Subaccount, the procedure described here is repeated for each applicable Subaccount and the sum of the payments based on each Subaccount is the amount of the annuity payment.

The annuity tables in the contracts are based on the mortality table specified in the contract. Under these tables, the longer the life expectancy of the Annuitant under any life annuity option or the duration of any period for which payments are guaranteed under the option, the smaller will be the amount of the first monthly variable annuity payment. We guarantee that the dollar amount of each fixed and variable annuity payment after the first payment will not be affected by variations in expenses or in mortality experience from the mortality assumptions used to determine the first payment.

Subaccount Annuity Unit Value

A Subaccount's Annuity Unit Value is used to determine the dollar value of annuity payments based on Annuity Units of the Subaccount. Annuity Unit Values may increase or decrease during each Valuation Period. We re-determine the Annuity Unit Value for each Subaccount at the end of each Valuation Period before making any transactions for that period that would affect the number of units held in the Subaccount. Each Subaccount's Annuity Unit Value is equal to (a) times (b) times (c) where:

(a) Is that Subaccount's Annuity Unit Value at the end of the immediately preceding Valuation Period.
(b)  Is that Subaccount's investment factor for the current Valuation
     Period.
(c) Is a discount factor equivalent to an assumed investment earnings rate of 3 1/2% per year.

The investment factor used in (b) measures the investment performance of the Subaccount during the Valuation Period. It is equal to the Subaccount's Accumulation Unit Value at the end of the Valuation Period divided by the Subaccount's Accumulation Unit Value at the end of the immediately preceding Valuation Period.

The discount factor used in (c) offsets the effect of the assumed investment earnings rate of 3 1/2% per year that is built into the annuity tables in the contracts. This means that, if the investment factor calculated in (b) were equivalent to an annual rate of 3 1/2%, (b) times (c) would be equal to one, the Annuity Unit Value would remain constant and the corresponding annuity payments would be level.


                            GENERAL PROVISIONS

Postponement of Payments

We may defer payment of any surrender, death benefit or annuity payment amounts that are in the Variable Account if:

(a) The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC, or
(b) An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets. Transfers and allocations of Accumulated Value to and from the Subaccounts of the Variable Account may also be postponed under these circumstances.

Payment by Check.

If a payment which we make to you depends on premiums which you paid by check, our payment may be delayed until your check has cleared your bank.

Reports to Contract Owners

At least once each year we will send you a report showing the value of your contract. The report will include the Accumulated Value and any additional information required by law. Values shown will be for a date no more than two months prior to the date we mail the report.

Contract Inquiries

Inquiries regarding a contract may be made by writing to us at our Home Office, 625 Fourth Avenue South, Minneapolis, Minnesota 55415.


                             FEDERAL TAX STATUS

Introduction

The ultimate effect of Federal income taxes on a Contract's Accumulated Value, on annuity payments and on the economic benefit to the Contract Owner, the Annuitant or the Beneficiary depends upon the tax status of such person, LBVIP, and, if the Contract is purchased under a retirement plan, upon the type of retirement plan and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion contained herein is based on LBVIP's understanding of Federal income tax laws as currently interpreted. No representation is made regarding the likelihood of continuation of these interpretations by the Internal Revenue Service. LBVIP does not make any guarantee regarding the tax status of any Contract. Each person concerned should consult a qualified tax adviser.

LBVIP's Tax Status

LBVIP is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Although the Variable Account is not a separate entity from LBVIP and its operations form a part of LBVIP, the Code in effect provides that the income and gains and losses from separate account investments are not income to the insurance company issuing the variable contracts so long as the contracts and the separate account meet certain requirements set forth in the Code. Because the Contracts and the Variable Account intend to meet such requirements, LBVIP anticipates no tax liability resulting from the Contracts, and consequently no reserve for income taxes is currently charged against, or maintained by LBVIP with respect to, the Contracts.

LBVIP may also incur state and local taxes, in addition to premium taxes, in several states. At present, these taxes are not significant. If there is a material change in state or local tax laws, charges for such taxes, if any, attributable to the Variable Account may be made.

Taxation of Annuities in General

Section 72 of the Code governs taxation of annuities in general.

Contracts Held by Individuals. An individual Contract Owner is not taxed on increases in the value of a Contract until a distribution occurs, either in the form of a single sum payment or as annuity payments under the settlement option selected.

Upon receipt of a single sum payment or of an annuity payment under the Contract, the recipient is taxed on the portion of such payment that exceeds the investment in the Contract.

For single sum payments, the taxable portion is generally the amount in excess of the premiums paid under the Contract. Such taxable portion is taxed at ordinary income tax rates. The investment in the Contract is not affected by loans or assignments of the Contract but is increased by any amount included in gross income as a result of the loan or assignment. Payments in partial or full surrender of a Contract generally will be taxed as ordinary income to the extent that the Accumulated Value exceeds the taxpayer's investment in the Contract. An assignment of the Contract (other than a gift to the Contract Owner's spouse or incident to a divorce) or the use of the Contract as collateral for a loan will be treated in the same manner as a surrender.

For annuity payments, the taxable portion is generally determined by a formula which establishes the ratio that the investment in the Contract bears to the expected return under the Contract as of the Maturity Date. Where annuity payments are made under certain Qualified Plans, the portion of each payment that is excluded from gross income will generally be equal to the total amount of any investment in the Contract as of the Maturity Date, divided by the number of anticipated payments, which are determined by reference to the age of the Annuitant. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no investment in the Contract within the meaning of Section 72 of the Code. In such event, the total payments received may be taxable. Contract Owners, Annuitants and Beneficiaries under such Contracts should seek qualified tax and financial advice about the tax consequences of distributions under the retirement plan in connection with which such Contracts are purchased.

Generally, a distribution from a Contract before the taxpayer attains age 59 1/2 will result in an additional tax of 10% of the amount of the distribution which is includable in gross income. The penalty tax will not apply if the distribution is made as follows:

(1) in connection with death or disability as described in Section 72(q)(2) of the Code;

(2)  from certain Qualified Plans;

(3) under a qualified funding trust (commonly referred to as structured settlement plans); or

(4) it is one of a series of substantially equal periodic annual payments for the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and the beneficiary; for this purpose, if there is a significant modification of the payment schedule before the taxpayer is age 59 1/2 or before the expiration of five years from the time of the annuity starting date, the taxpayer's income shall be increased by the amount of tax and deferred interest that otherwise would have been incurred.

Depending on the type of Qualified Plan, distributions may be subject to a 10% penalty tax.

Contracts Held by Other Than Individuals. A Contract held by other than a natural person, such as a corporation, estate or trust, will not be treated as an annuity contract for Federal income tax purposes, and the income on such a Contract will be taxable in the year received or accrued by the Contract Owner. This rule does not apply, however, if the Contract Owner is acting as an agent for an individual, if the Contract Owner is an estate which acquired the Contract as a result of the death of the decedent, if the Contract is held by certain Qualified Plans, if the Contract is held pursuant to a qualified funding trust (commonly referred to as structured settlement plans), if the Contract was purchased by an employer with respect to a terminated Qualified Plan or if the Contract is an immediate annuity.

Multiple Contracts. Section 72(e)(11) of the Code provides that for the purposes of determining the amount includable in gross income, all non-qualified annuity contracts entered into on or after October 22, 1988 by the same company with the same contract owner during any calendar year shall be treated as one contract. This section will likely accelerate the recognition of income by a Contract Owner owning multiple contracts and may have the further effect of increasing the portion of income that will be subject to the 10% penalty tax described above.

Qualified Plans

The Contracts are designed for use with several types of Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contracts issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Contracts in connection therewith.

Tax-Sheltered Annuities. Section 403(b) of the Code permits employers of public school employees and of employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase on behalf of their employees annuity contracts and, subject to certain limitations, have the amount of purchase payments excluded from the employees' gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities". Purchasers of the Contracts for such purposes should seek qualified advice as to eligibility, limitations on permissible amounts of purchase payments and tax consequences on distribution.

Distributions from Section 403(b) tax-sheltered annuities that are attributable to contributions made pursuant to a salary reduction agreement may be paid only when the employee reaches age 59 1/2, separates from service, dies or becomes disabled, or in the case of hardship (hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as for paying for medical expenses, for the purchase of a principal residence, or for paying certain tuition expenses).

A participant in a Contract purchased as a tax-sheltered Section 403(b) annuity contract will not, therefore, be entitled to exercise the surrender right, described under the heading "THE CONTRACTS--Surrender (Redemption)", in order to receive Accumulated Value attributable to elective contributions credited under the Contract to such participant unless one of the above-described conditions has been satisfied. The restrictions imposed by Section 403(b)(11) of the Code conflict with certain sections of the 1940 Act that are applicable to the Contracts. In this regard, LBVIP is relying on a no-action letter issued by the Office of Insurance Products and Legal Compliance of the SEC, and the requirements for such reliance have been complied with by LBVIP.

H.R. 10 Plans. Self-employed individuals may establish Qualified Plans commonly referred to as "H.R. 10" plans for themselves and their employees. The tax consequences to participants under such plans depend upon the plan itself. In addition, such plans are limited by law to maximum permissible contributions, distribution dates, nonforfeitability of interest and tax rates applicable to distributions. In order to establish such a plan, a plan document, usually in prototype form pre-approved by the Internal Revenue Service, is adopted and implemented by the employer. Purchasers of the Contracts for use with H.R. 10 plans should seek qualified advice as to the suitability of the proposed plan document and of the Contracts to their specific needs.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity". These individual retirement annuities are subject to limitations on the amount that may be contributed, on the persons who may be eligible, and on the time when distributions may commence. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an individual retirement annuity. When issued in connection with an individual retirement annuity, the Contracts will be specifically amended to conform to the requirements under such plans. Sales of the Contracts for use with individual retirement annuities may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency.

Roth IRAs. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a "Roth IRA." Section 408A includes limits on how much an individual may contribute to a Roth IRA and when distributions may commence. Qualified distributions from Roth IRAs are excluded from gross income if (a) made more than five years after the taxable year of the first contribution to the Roth IRA, and (b) meet any of the following conditions: (1) the annuity owner has reached age 59 1/2; (2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner is disabled; or (4) the distribution (not exceeding $10,000) will be used for a first time home purchase. Nonqualified distributions are includible in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a nonqualified distribution may be subject to a 10% penalty tax. Subject to certain limitations, a traditional individual retirement account or annuity may be converted into a Roth IRA and upon such a conversion, an individual is required to include the taxable portion of the conversion in gross income, but is not generally subject to a 10% penalty tax.

Corporate Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contracts to provide benefits under the plans. Corporate employers intending to use the Contracts in connection with such plans should seek qualified advice in connection therewith.

Section 457 Plans. Section 457 of the Code permits states, local governments and tax-exempt organizations to establish deferred compensation plans on behalf of their employees. Such plans may permit the purchase of the Contracts to provide benefits under the plans. Employers intending to use the Contracts in connection with such plans should seek qualified advice in connection therewith.

1035 Exchanges

Section 1035(a) of the Code permits the exchange of certain life insurance, endowment and annuity contracts for an annuity contract without a taxable event occurring. Thus, potential purchasers who already own such a contract issued by another insurer are generally able to exchange that contract for a Contract issued by LBVIP without a taxable event occurring. There are certain restrictions which apply to such exchanges, including that the contract surrendered must truly be exchanged for the Contract issued by LBVIP and not merely surrendered in exchange for cash. Further, the same person or persons must be the obligee or obligees under the Contract received in the exchange as under the original contract surrendered in the exchange. Careful consideration must be given to compliance with the Code provisions and regulations and rulings relating to exchange requirements, and potential purchasers should be sure that they understand any surrender charges or loss of benefits which might arise from terminating a contract they hold. Owners considering such an exchange should consult their tax advisers to insure that the requirements of Section 1035 are met.

Diversification Requirements

The Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not "adequately diversified". The assets of the Fund are expected to meet the diversification requirements. The Company will monitor the Contracts and the regulations of the Treasury Department to ensure that the Contract will continue to qualify as a variable annuity contract. Disqualification of the Contract as an annuity contract would result in imposition of Federal income tax on the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.

Withholding

The taxable portion of a distribution to an individual is subject to Federal income tax withholding unless the taxpayer elects not to have withholding. LBVIP will provide the Contract Owner with the election form and further information as to withholding prior to the first distribution. Generally, however, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. For complete information on withholding, a qualified tax adviser should be consulted.

Other Considerations

Because of the complexity of the law and its application to a specific individual, tax advice may be needed by a person contemplating purchase of a Contract or the exercise of elections under a Contract. The above comments concerning Federal income tax consequences are not exhaustive, and special rules are provided with respect to situations not discussed in this Prospectus.

The preceding description is based upon LBVIP's understanding of current Federal income tax law. LBVIP cannot assess the probability that changes in tax laws, particularly affecting annuities, will be made.

The preceding comments do not take into account state income or other tax considerations which may be involved in the purchase of a Contract or the exercise of elections under the Contract. For complete information on such Federal and state tax considerations, a qualified tax adviser should be consulted.


                         EMPLOYMENT-RELATED BENEFIT PLANS

The Contracts described in this Prospectus (except for Contracts issued in the state of Montana) involve settlement option rates that distinguish between men and women. Montana has enacted legislation requiring that optional annuity benefits offered pursuant to Contracts purchased in Montana not vary on the basis of sex. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the settlement option rates applicable to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of sex. Any unisex rates to be provided by LBVIP will apply for tax-qualified plans and those plans where an employer believes that the Norris decision applies. Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, and any comparable state laws that may be applicable, on any employment-related insurance or benefit plan for which a Contract may be purchased.


                                VOTING RIGHTS

To the extent required by law, LBVIP will vote the Fund shares held in the Variable Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Variable Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result LBVIP determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.

Before the Maturity Date, the Contract Owner shall have the voting interest with respect to Fund shares attributable to the Contract. On and after the Maturity Date, the person entitled to receive annuity payments shall have the voting interest with respect to such shares, which voting interest will generally decrease during the annuity period.

The number of votes which a Contract Owner or person entitled to receive annuity payments has the right to instruct will be calculated separately for each Subaccount. The number of votes which each Contract Owner has the right to instruct will be determined by dividing a Contract's Accumulated Value in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. The number of votes which each person entitled to receive annuity payments has the right to instruct will be determined by dividing the Contract's reserves in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted. The number of votes of the Portfolio which the Contract Owner or person entitled to receive annuity payments has right to instruct will be determined as of the date coincident with the date established by the Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Fund.

Any Portfolio shares held in the Variable Account for which LBVIP does not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by LBVIP in proportion to the instructions received from all Contract Owners. Any Portfolio shares held by LBVIP or its affiliates in general accounts will, for voting purposes, be allocated to all separate accounts of LBVIP and its affiliates having a voting interest in that Portfolio in proportion to each such separate account's votes. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Each person having a voting interest in a Subaccount will receive proxy materials, reports and other materials relating to the appropriate Portfolio.


                          SALES AND OTHER AGREEMENTS

Lutheran Brotherhood Securities Corp. ("LBSC"), 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of Lutheran Brotherhood, acts as the principal underwriter of the Contracts pursuant to a Distribution Agreement to which LBVIP and the Variable Account are also parties. The Contracts are sold through LBVIP Representatives who are licensed by state insurance officials to sell the Contracts. These LBVIP Representatives are also registered representatives of LBSC. The Contracts are offered in all states where LBVIP is authorized to sell variable annuities.

Compensation of LBVIP Representatives. Commissions and other distribution compensation to be paid to LBVIP Representatives on the sale of Contracts will be paid by LBVIP and will not result in any charge to Contract Owners or to the Variable Account in addition to the charges described in this Prospectus. LBVIP Representatives selling the Contracts will be paid a commission of not more than 4% of the premiums paid on the contracts. Further, LBVIP Representatives may be eligible to receive certain benefits based on the amount of earned commissions.

Service Agreement. Lutheran Brotherhood performs certain investment and administrative duties for LBVIP pursuant to a written agreement. The agreement is automatically renewed each year, unless either party terminates it. Under this agreement, LBVIP pays Lutheran Brotherhood for salary costs and other services and an amount for indirect costs incurred through LBVIP's use of Lutheran Brotherhood's personnel and facilities.


                                  YEAR 2000

Our business units utilize data processing systems in the administration of the insurance and financial services products which they market. Most of our data processing systems have required modifications to enable them to process dates including the year 2000 and beyond.

Since early 1996, we have been preparing for the computer requirements associated with the approaching turn of the century. We completed assessment of its internal systems in 1996. As of the date of this prospectus, the necessary system changes are substantially complete. System testing is in process and we expect testing of all critical systems to be completed during the first six months of 1999.

The work on these computer systems extends to the software that we purchase from vendors. In addition, we have been communicating formally with its business partners to identify and assess potential exposure that could result from their failure to address these computer issues on a timely basis. Each of our departments is involved in the process of preparing a contingency plan.

We and our business partners bear all the costs of identifying and resolving the computer systems issues associated with the year 2000. These costs will have no effect on the performance of the Variable Account. The Contract permits us to increase the charges for our expense risks up to the guaranteed maximum rates. We, however, do not expect the costs for the year 2000 compliance to have any significant effect on the benefits or values provided by the Contracts.

We believe that its computer systems will be ready for the year 2000 well in advance of the deadline. By their nature, however, the issues in this area carry the risk of unforeseen problems, both at LBVIP and at all the other sites where supporting functions and interaction take place. There can be no assurance that these problems will not have a material adverse impact on the operations of LBVIP and the Variable Account.

A description of the Fund's preparations for the "Year 2000" is contained in the accompanying prospectus for the Fund.


                             LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither LBVIP nor LBSC are involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.


                               LEGAL MATTERS

All matters of applicable state law pertaining to the Contracts, including LBVIP's right to issue the Contracts thereunder, have been passed upon by ___________, counsel for LBVIP. Certain legal matters relating to the Federal securities laws have been passed upon by the law firm of _______________, Washington, D.C.


                      FINANCIAL STATEMENTS AND EXPERTS

Financial statements of LBVIP and the Variable Account are contained in the Statement of Additional Information.

The financial statements of LBVIP and the Variable Account included in the Statement of Additional Information have been so included in reliance of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing.


                             FURTHER INFORMATION

A Registration Statement under the Securities Act of 1933 has been filed with the SEC with respect to the Contracts described herein. This Prospectus does not contain all of the information set forth in the Registration Statement and exhibits thereto, to which reference is hereby made for further information concerning the Variable Account, LBVIP and the Contracts. The information so omitted may be obtained from the SEC's principal office located at 450 Fifth Street, N.W., Washington, D.C. 20549, upon payment of the fee prescribed by the SEC, or examined there without charge. Statements contained in this Prospectus as to the provisions of the Contracts and other legal documents are summaries, and reference is made to the documents as filed with the SEC for a complete statement of the provisions thereof.


                     STATEMENT OF ADDITIONAL INFORMATION

                             TABLE OF CONTENTS

                                                                Page
Introduction
Administration of the Contracts
Custody of Assets
Independent Accountants and Financial Statements
Distribution of the Contracts
Calculation of Performance
  Money Market Subaccount
  Other Subaccounts
Financial Statements of Variable Account
Comment on Financial Statements of LBVIP
Financial Statements of LBVIP
Appendix D - State Premium Tax Chart                            D-1


               How To Obtain the INDIVIDUAL FLEXIBLE PREMIUM
                         VARIABLE ANNUITY CONTRACT
                     Statement of Additional Information
                     Send this request form to:
                             Lutheran Brotherhood Variable
                             Insurance Products Company
                             P.O. Box 288
                             Minneapolis, MN 55440-9041


Please send me a copy of the most recent INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACT SAI.

----------------------------------------------------------------------------
(Name)                                                            (Date)

----------------------------------------------------------------------------
(Street Address)

----------------------------------------------------------------------------
(City)                                           (State)        (Zip Code)

                                  APPENDIX A
                                 DEFINITIONS


Annuitant. The person named in the Contract whose life is used to determine the duration of annuity payments involving life contingencies.

Annuity Unit. A unit of measure which is used in the calculation of the second and each subsequent variable annuity payment.

Contract. The individual flexible premium variable annuity contract offered by LBVIP and described in this Prospectus.

Contract Anniversary. The same date in each succeeding year as the Date of Issue.

Contract Owner. The person who controls all the rights under the Contract while the Annuitant is alive. The Annuitant is the Contract Owner, unless another owner is named in the Contract application.

Contract Year. The period from one Contract Anniversary to the next. The first Contract Year will be the period beginning on the Date of Issue and ending on the first Contract Anniversary.

Date of Issue. The date on which the application and the first premium are received by LBVIP at its Home Office.

Fixed Account. The Fixed Account is the general account of LBVIP, which consists of all assets of LBVIP other than those allocated to a separate account of LBVIP. Premium payments allocated to the Fixed Account will be paid a fixed rate of interest (which may not be less than 4.0%) declared by LBVIP at least annually. Amounts accumulated in the Fixed Account are guaranteed by LBVIP. (See Appendix B.)

Fund. LB Series Fund, Inc., which is described in the accompanying
Prospectus.

Home Office. LBVIP's office at 625 Fourth Avenue South, Minneapolis, Minnesota 55415 or such other office as LBVIP shall specify in a notice to the Contract Owner.

LBSC. Lutheran Brotherhood Securities Corp., which is an indirect subsidiary of Lutheran Brotherhood and which acts as the principal underwriter of the Contracts.

LBVIP. Lutheran Brotherhood Variable Insurance Products Company, which is an indirect subsidiary of Lutheran Brotherhood and which is the issuer of the Contracts.

LBVIP Representative. A person who is licensed by state insurance officials to sell the Contracts and who is also a registered representative of LBSC.

Lutheran Brotherhood ("LB"). A fraternal benefit society organized under the laws of the State of Minnesota and owned by and operated for its members, and which acts as the investment adviser to the Fund.

Portfolio. A Portfolio of the Fund. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.

Qualified Plan. A retirement plan qualified under Section 401, 403 408 or 408A or similar provisions of the Internal Revenue Code.

Subaccount. A subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.

Valuation Day. Each day the New York Stock Exchange is open for trading and any other day on which there is sufficient trading in the securities of a Portfolio of the Fund such that the current net asset value of its shares might be materially affected.

Valuation Period. The period commencing at the close of business of a Valuation Date and ending at the close of business of the next Valuation Date.

Variable Account. LBVIP Variable Annuity Account I, which is a separate account of LBVIP. The Subaccounts are subdivisions of the Variable Account.

Written Notice. A written request or notice signed by the Contract Owner and received by LBVIP at its Home Office.

                                  APPENDIX B
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 ("1933 Act"), nor is the Fixed Account registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures regarding the Fixed Account option and the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses. LBVIP has been advised that the staff of the Securities and Exchange Commission has not reviewed disclosure relating to the Fixed Account.

Accumulated Values allocated to the Fixed Account are combined with all the general assets of LBVIP and are invested in those assets chosen by LBVIP and allowed by applicable law. LBVIP allocates the investment income of the Fixed Account to the Contracts covered by the Fixed Account in the amounts guaranteed in such Contracts. Immediately prior to the Maturity Date, the Accumulated Value of the Contract in the Fixed Account is subject to a reduction for any surrender charge or premium taxes, if applicable.

Under the Fixed Account option, LBVIP allocates premium payments to the Fixed Account, guarantees the amounts allocated to the Fixed Account, and pays a declared interest rate. The guaranteed minimum interest credited to the Fixed Account will be at the effective rate of 4% per year, compounded daily. LBVIP may credit interest at a rate in excess of 4% per year; however, LBVIP is not obligated to credit any interest in excess of 4% per year. There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by LBVIP based on information as to expected investment yields. Some of the factors that LBVIP may consider in determining whether to credit interest above 4% to amounts allocated to the Fixed Account, and the amount thereof, are general economic trends, rates of return currently available and anticipated on LBVIP's investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDIT TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 4% PER YEAR WILL BE DETERMINED AT THE SOLE DISCRETION OF LBVIP. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 4% FOR ANY GIVEN YEAR.

Nonetheless, for any amount allocated or transferred to the Fixed Account, LBVIP guarantees that the initial interest rate will be effective for at least 12 months, and subsequent interest rates will not be changed more often than once every 12 months.

To the extent a fixed annuity payment option is selected by the Contract Owner, Accumulated Value at the Maturity Date will be transferred to the Fixed Account, which supports the insurance and annuity obligations of LBVIP.

Contract Owners have no voting rights in the Variable Account with respect to Fixed Account values.

                                   APPENDIX C
             ILLUSTRATION OF MONTHLY VARIABLE ANNUITY SETTLEMENT OPTION


The illustration included in this appendix shows how the monthly variable annuity settlement option income may change with the investment experience of the Variable Account. The illustration shows how the monthly income would vary over time if the investment return on the assets held in each Portfolio of the Fund were a uniform, gross, after-tax annual rate of 0 percent, 5.06 percent and 12 percent. The incomes would be different from those shown if the gross annual investment returns average 0 percent, 5.06 percent and 12 percent over a period of years, but fluctuated above and below these averages for individual Contract years.

The monthly incomes reflect the fact that the net investment return of the Subaccounts of the Variable Account is lower than the gross, after-tax return on the assets held in the Fund as a result of the advisory fee paid by the Fund and charges made against the Subaccounts. The incomes shown take into account the following fees: Growth (0.40%); High Yield (0.40%); Income (0.40%); Money Market (0.40%); Opportunity Growth (0.40%); Mid Cap Growth (0.40%); and World Growth (0.85%); and the daily charge to each Subaccount for assuming mortality and expense risks which is equivalent to a charge at an annual current rate of 1.10% of the average assets of the Subaccounts and which is guaranteed never to exceed an annual rate of 1.25%. After deduction of these amounts, the illustrated gross investment rates of return 0%, 5.06% and 12% correspond to net annual rates of -1.56%, 3.50% and 10.44%, respectively, assuming an average investment advisory fee of 0.46%.

The illustration assumes 100% of the assets are invested in Subaccounts of the Variable Account. For comparison purposes, a current fixed annuity income, available through the Fixed Account, is also provided. The first variable payment is always based on an investment rate of 3.50%. After the first variable annuity payment, future variable payments will increase if the annualized net rate of return exceeds the 3.50%, and will decrease if the annualized net rate of return is less than the 3.50%.

The hypothetical values shown are based upon a male, age 65 selecting a life income with a 10-year guaranteed period and having $100,000 of non-qualified funds at settlement. Upon request, LBVIP will provide a comparable illustration based upon the proposed Annuitant's age, gender (except for Contracts issued in the state of Montana), settlement option, type of funds and cash available at settlement. Contracts purchased in Montana cannot vary on the basis of the Annuitant's gender.

                    Variable Annuity Payout Illustration

Prepared for: Prospect                Commencement Date: 4/30/1999

Prepared by:  Lutheran Brotherhood    Cash Available at Settlement: $100,000
              Variable Insurance
              Products Company

Sex: Male   Date of Birth: 4/30/1934  Funds: Nonqualified

State: MN                             Initial Monthly Income:  $608

Income Option:  Life Income with 10 Year Guaranteed Period

     The monthly variable annuity income amount shown below assumes a constant annual investment return. The assumed investment rate of 3.50% is used to calculate the first monthly payment. Thereafter, monthly payments will increase or decrease based upon the relationship between 3.50% and the performance of the Subaccounts selected. The investment returns shown are hypothetical and not a representation of future results.

                                                  Annual Rate of Return
                                      --------------------------------------
                                     0% Gross     5.06% Gross   12.00% Gross
      Date                   Age   (-1.56% Net)   (3.50% Net)   (10.44% Net)
-----------------------      ---   ------------   ------------  ------------
  April 30, 1999             65       $608           $608         $  608
  April 30, 2000             66        578            608            649
  April 30, 2001             67        550            608            692
  April 30, 2002             68        523            608            739
  April 30, 2003             69        498            608            788
  April 30, 2008             74        387            608          1,090
  April 30, 2013             79        301            608          1,508
  April 30, 2018             84        235            608          2,087
  April 30, 2023             89        183            608          2,886
  April 30, 2028             94        142            608          3,993
  April 30, 2033             99        111            608          5,524
  April 30, 2034            100        105            608          5,894

If 100% of your cash available at settlement was applied to provide a fixed annuity on the commencement date of this illustration, the fixed annuity income amount would be $660.

Net rates of return reflect expenses totaling 1.56%, which consist of the current 1.10% Variable Account mortality and expense risk charge and 0.46% for the Fund advisory fee (this is an average with the actual varying from 0.40% to 0.85%).


This is an illustration only and not a contract.

                    STATEMENT OF ADDITIONAL INFORMATION

                        INDIVIDUAL FLEXIBLE PREMIUM
                         VARIABLE ANNUITY CONTRACT
                                 ISSUED BY
                       LUTHERAN BROTHERHOOD VARIABLE
                         INSURANCE PRODUCTS COMPANY

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus dated May 1, 1998 (the "Prospectus") describing an individual flexible premium variable annuity contract (the "Contract") being offered by Lutheran Brotherhood Variable Insurance Products Company ("LBVIP"). Purchase payments will be allocated to one or more Subaccounts of LBVIP Variable Annuity Account I (the "Variable Account"), a separate account of LBVIP and/or to the Fixed Account (which is the general account of LBVIP, and which pays interest at a guaranteed fixed rate). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained from Lutheran Brotherhood Variable Insurance Products Company, 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the meanings given to them in the Prospectus.

           ------------------------------------------------


                        TABLE OF CONTENTS
                                                               Page
INTRODUCTION
ADMINISTRATION OF THE CONTRACTS
CUSTODY OF ASSETS
INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS
DISTRIBUTION OF THE CONTRACTS
CALCULATION OF PERFORMANCE
      Money Market Subaccount
      Other Subaccounts
FINANCIAL STATEMENTS OF VARIABLE ACCOUNT
COMMENT ON FINANCIAL STATEMENTS OF LBVIP
FINANCIAL STATEMENTS OF LBVIP
APPENDIX D - STATE PREMIUM TAX CHART                          D-1

           ------------------------------------------------

         The date of this Statement of Additional Information
                        is May 1, 1999.


                            INTRODUCTION

The Contracts are being offered by LBVIP, a stock life insurance company that is an indirect subsidiary of Lutheran Brotherhood. LBVIP is offering the Contract only to persons who are eligible for membership in Lutheran Brotherhood, unless otherwise required by state law. The Contract may be sold to or in connection with retirement plans which may or may not qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until a selected later date.

Premiums will be allocated, as designated by the Contract Owner, to one or more Subaccounts of the Variable Account, a separate account of LBVIP and/or to the Fixed Account (which is the general account of LBVIP, and which pays
interest at a guaranteed fixed rate).   The assets of each Subaccount will
be invested solely in a corresponding Portfolio of LB Series Fund, Inc. (the "Fund"), which is a diversified, open-end management investment company (commonly known as a "mutual fund"). The Prospectus for the Fund that accompanies the Prospectus describes the investment objectives and attendant risks of the seven Portfolios of the Fund-the Growth Portfolio, the Mid Cap Growth Portfolio, the High Yield Portfolio, the Income Portfolio, the Opportunity Growth Portfolio, the World Growth Portfolio and the Money Market Portfolio. Additional Subaccounts (together with the related additional Portfolios of the Fund) may be added in the future. The Accumulated Value of the Contract and, except to the extent fixed amount annuity payments are elected by the Contract Owner, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. Premiums allocated to the Fixed Account will accumulate at fixed rates of interest declared by LBVIP.

                        ADMINISTRATION OF THE CONTRACTS


Lutheran Brotherhood performs certain investment and administrative duties for LBVIP pursuant to a written agreement. This agreement includes services performed for the administration of the Contracts along with other insurance products issued by LBVIP. The agreement is automatically renewed each year, unless either party terminates it. Under this agreement, LBVIP pays Lutheran Brotherhood for salary costs and other services and an amount for indirect costs incurred through LBVIP's use of Lutheran Brotherhood's personnel and facilities. During 1998, LBVIP paid Lutheran Brotherhood $_____ million for all services provided pursuant to this agreement.


                           CUSTODY OF ASSETS

LBVIP, whose address appears on the cover of the Prospectus, maintains custody of the assets of the Variable Account.

             INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS


The financial statements of LBVIP and the Variable Account included in this Statement of Additional Information have been so included in reliance of independent accountants, given on authority of said firm as experts in accounting and auditing.


The financial statements of LBVIP should be distinguished from those of the Variable Account, and should be considered only as bearing upon the ability of LBVIP to meet its obligations under the Contracts. The financial statements of LBVIP should not be considered as bearing on the investment experience of the assets held in the Variable Account.

                       DISTRIBUTION OF THE CONTRACTS

Lutheran Brotherhood Securities Corp. ("LBSC"), an indirect subsidiary of Lutheran Brotherhood, acts as the principal underwriter of the Contracts pursuant to a Distribution Agreement to which LBVIP and the Variable Account are also parties. The Contracts are sold through LBVIP Representatives who are licensed by state insurance officials to sell the Contracts. These LBVIP Representatives are also registered representatives of LBSC. The Contracts are offered in all states where LBVIP is authorized to sell variable annuities.

The offering of the Contracts is continuous.

There are no special purchase plans or exchange privileges not described in the Prospectus (see "THE CONTRACTS--Transfers" in the Prospectus).

No charge for sales expense is deducted from premiums at the time premiums are paid. However, a surrender charge, which may be deemed to be a contingent deferred sales charge, is deducted from the Accumulation Value of the Contract in the case where the Contract is surrendered, in whole or in part, before annuity payments begin and, if certain settlement options are selected, at the time annuity payments begin, under the circumstances described in, and in amounts calculated as described in, the Prospectus under the heading "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)".

                        CALCULATION OF PERFORMANCE

Money Market Subaccount

The Prospectus contains information with respect to the yield and effective yield of a hypothetical preexisting account having a balance of one Money Market Portfolio Subaccount Accumulation Unit at the beginning of a specified seven-day period. Such yield quotations have been calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit of the Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and multiplying the base period return by 365/7. The effective yield has been calculated by compounding the yield quotation for such period by adding 1 and raising the sum to a power equal to 365/7, and subtracting 1 from the result.

In determining the net change in the value of the account as described in the preceding paragraph, all deductions that are charged to all Contract Owner accounts have been reflected in proportion to the length of the seven-day base period and the Subaccount's mean (or median) account size. Deductions from purchase payments and surrender charges assessed have not been reflected in, and realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Subaccount and the related portfolio company have been excluded from, the computation of yield.


This example illustrates the yield quotation for the Money Market Subaccount for the seven-day period ended December 31, 1998:

Value of hypothetical pre-existing account with exactly
  one Accumulation Unit at the beginning of the period          $________

Value of same account (excluding capital changes) at end
  of the seven-day period                                       $________

Net change in account value                                     $________

Base Period Return:
Net change in account value divided by beginning account value  $________

Annualized Current Yield [0.000865 X (365/7)]                       ____%

Effective Yield (0.000865 + 1)365/7-1                               ____%

The annualization of a seven-day average yield is not a representation of future actual yield.


Other Subaccounts

The Prospectus contains information with respect to yield quotations by Subaccounts other than the Money Market Subaccount. These yield quotations are based on a 30-day (or one month) period computed by dividing the net investment income per accumulation unit earned during the period (the net investment income earned by the Fund portfolio attributable to shares owned by the Subaccount less expenses incurred during the period) by the maximum offering price per Accumulation Unit on the last day of the period, by setting yield equal to two times the difference between the sixth power of one plus the designated ratio and one, where the designated ratio is the difference between the net investment income earned during the period and the expenses accrued for the period (net of reimbursement) divided by the product of the average daily number of Accumulation Units outstanding during the period and the maximum offering price per Accumulation Unit on the last day of the period.

For fees that vary with the size of the Contract, a Contract size equal to the mean (or median) Contract size has been assumed.


The following example illustrates the annualized current yield calculation for the High Yield Subaccount for the 30-day base period ended December 31, 1998

Dividends and interest earned by the High Yield Subaccount
  during the base period                                     $_________
Expenses accrued for the base period                         $_________
                                                             ----------
                                                             $_________(A)
                                                             ----------

Product of the maximum public offering price on the
  last day of the base period and the average daily
  number of Units outstanding during the base period
  that were entitled to receive dividends
  ($_________ x __________ Units) =                          $___________(B)
                                                              ============

Quotient of dividends and interest earned minus expenses
  accrued divided by product of maximum public offering
  price multiplied by average Units outstanding
  (A divided by B) =                                           ________(C)
Adding one and raising total to the 6th power (C + 1)6=        ________(D)
Annualized current yield [2(D - 1) X 100] =                       ____%


The following example illustrates the annualized current yield calculation for the Income Subaccount for the 30-day base period ended December 31, 1998:

Dividends and interest earned by the Income Subaccount
during the base period                                        $_________
Expenses accrued for the base period                          $_________
                                                               ------------
                                                              $_________(A)
                                                              ============

Product of the maximum public offering price on the
  last day of the base period and the average daily
  number of Units outstanding during the base period
  that were entitled to receive dividends
  ($_________ x __________ Units) =                        $___________(B)
                                                            ============

Quotient of dividends and interest earned minus expenses
  accrued divided by product of maximum public offering
  price multiplied by average Units
  outstanding (A divided by B) =                               ________(C)
Adding one and raising total to the 6th power (C + 1)6 =       ________(D)
Annualized current yield [2(D-1) X 100] =                      ____%



Annualized current yield of any specific base period is not a representation of future actual yield.

The Prospectus contains information with respect to performance data for the Subaccounts of the Variable Account. Such performance data includes average annual total return quotations for the 1, 5 and 10-year periods (or such shorter time period during which the Contracts have been offered) computed by finding the average annual compounded rates of return over the 1, 5 and 10-year periods (or such shorter time period during which the Contracts have been offered) that would equate the initial amount invested to the ending redeemable value, by equating the ending redeemable value to the product of a hypothetical initial payment of $1,000, and one plus the average annual total return raised to a power equal to the applicable number of years.

Such performance data assumes that any applicable charges have been deducted from the initial $1,000 payment and includes all recurring fees that are charged to all Contract Owners. If recurring fees charged to Contract Owners are paid other than by redemption of Accumulation Units, such fees will be appropriately reflected.

Average annual total return for any specific period is not a representation of future actual results. Average annual total return assumes a steady rate of growth. Actual performance fluctuates and will vary from the quoted results for periods of time within the quoted periods.



The following example illustrates the average annual total return for the Growth Subaccount from the date of inception through December 31, 1998:

Hypothetical $1,000 initial investment on March 8, 1988          $_____

Ending redeemable value of the investment on December 31,
   1997 (after deferred sales charge)                            $_____

Total return for the period is the difference between the
  ending redeemable value and the hypothetical $1,000
  initial investment divided by the hypothetical $1,000
  initial investment; the result is expressed in terms
  of a percentage (For example, 2 equals 200%)                    ______%*

Average annual total return from inception through
  December 31, 1997 is the sum of the total return calculated above plus one; such sum is raised to the power of 1/n where
  n is expressed as nine years and 10 months; the result is
  reduced by one and is expressed in terms of a percentage
  (For example, 0.2 equals 20%)                                     _____%*


The following example illustrates the average annual total return for the High Yield Subaccount from the date of inception through the period ended December 31, 1998:

Hypothetical $1,000 initial investment on March 8, 1988           $_____

Ending redeemable value of the investment on December 31, 1997
  (after deferred sales charge)                                   $_____

Total return for the period is the difference between the
  ending redeemable value and the hypothetical $1,000
  initial investment divided by the hypothetical $1,000
  initial investment; the result is expressed in terms of
  a percentage (For example, 2 equals 200%)                       ______%*

Average annual total return from inception through
  December 31, 1997 is the sum of the total return
  calculated above plus one; such sum is raised to the
  power of 1/n where n is expressed as nine years
  and 10 months; the result is reduced by one and is
  expressed in terms of a percentage
  (For example, 0.2 equals 20%)                                     _____%*


The following example illustrates the average annual total return for the Income Subaccount from the date of inception through December 31, 1998

Hypothetical $1,000 initial investment on March 8, 1988           $_____

Ending redeemable value of the investment on December 31, 1997
  (after deferred sales charge)                                   $_____

Total return for the period is the difference between
  the ending redeemable value and the hypothetical $1,000
  initial investment divided by the hypothetical $1,000
  initial investment; the result is expressed in
  terms of a percentage (For example, 2 equals 200%)             ______%*

Average annual total return from inception through
  December 31, 1997 is the sum of the total return
  calculated above plus one; such sum is raised to the
  power of 1/n where n is expressed as nine years
  and 10 months; the result is reduced by one and is
  expressed in terms of a percentage
  (For example, 0.2 equals 20%)                                      _____*

The following example illustrates the average annual total return for the Money Market Subaccount from the date of inception through December 31, 1998:

Hypothetical $1,000 initial investment on February 18, 1988       $_____

Ending redeemable value of the investment on December 31, 1997
  (after deferred sales charge)                                   $_____

Total return for the period is the difference between
  the ending redeemable value and the hypothetical $1,000
  initial investment divided by the hypothetical $1,000
  initial investment; the result is expressed
  in terms of a percentage (For example, 2 equals 200%)           _____%*

Average annual total return from inception through
  December 31, 1997 is the sum of the total return
  calculated above plus one; such sum is raised to the
  power of 1/n where n is expressed as nine years
  and 11 months; the result is reduced by one and is
  expressed in terms of a percentage
  (For example, 0.2 equals 20%)                                     ____%*
-----------------------

The following example illustrates the average annual total return for the Opportunity Growth Subaccount from the date of inception through the period ended December 31, 1998:

Hypothetical $1,000 initial investment on January 18, 1996        $_____

Ending redeemable value of the investment on
  December 31, 1997 (after deferred sales charge)                 $_____

Total return for the period is the difference between the
  ending redeemable value and the hypothetical $1,000
  initial investment divided by the hypothetical $1,000
  initial investment; the result is expressed in terms of
  a percentage (For example, 2 equals 200%)                          _____%*

Average annual total return from inception through December
  31, 1997 is the sum of the total return calculated above
  plus one; such sum is raised to the power of 1/n where n
  is expressed as one year and 347 days; the result is
  reduced by one and is expressed in terms of a percentage
  (For example, 0.2 equals 20%)...................................... ____%

The following example illustrates the average annual total return for the World Growth Subaccount from the date of inception through December 31, 1998:

Hypothetical $1,000 initial investment on January 18, 1996        $_____

Ending redeemable value of the investment on December 31, 1997
  (after deferred sales charge)                                   $_____

Total return for the period is the difference between the
  ending redeemable value and the hypothetical $1,000
  initial investment divided by the hypothetical $1,000
  initial investment; the result is expressed in terms
  of a percentage (For example, 2 equals 200%)                       ____%*

Average annual total return from inception through December
  31, 1997 is the sum of the total return calculated above
  plus one; such sum is raised to the power of 1/n where n
  is expressed as one year and 347 days; the result is
  reduced by one and is expressed in terms of a percentage
  (For example, 0.2 equals 20%)..................................... ____%

The following example illustrates the average annual total return for the Mid Cap Growth Subaccount from the date of inception through December 31, 1998:

Hypothetical $1,000 initial investment on January 18, 1996        $_____

Ending redeemable value of the investment on December 31, 1997
  (after deferred sales charge)                                   $_____

Total return for the period is the difference between the
  ending redeemable value and the hypothetical $1,000
  initial investment divided by the hypothetical $1,000
  initial investment; the result is expressed in terms
  of a percentage (For example, 2 equals 200%)                       ____%*

Average annual total return from inception through December
  31, 1997 is the sum of the total return calculated above
  plus one; such sum is raised to the power of 1/n where n
  is expressed as one year and 347 days; the result is
  reduced by one and is expressed in terms of a percentage
  (For example, 0.2 equals 20%)..................................... ____%
-----------------------------


*Does not include the annual administrative charge of $30 deducted from any Contract for which the total of premiums paid under such Contract minus all prior surrenders is less than $5,000 or the Accumulated Value is less than $5,000. Premium taxes may apply depending on various states' laws.
Inclusion of the administrative charge would reduce the total return figures shown above.

                 FINANCIAL STATEMENTS OF VARIABLE ACCOUNT

[TO BE FILED BY SUBSEQUENT AMENDMENT.]

                     FINANCIAL STATEMENTS OF LBVIP

[TO BE FILED BY SUBSEQUENT AMENDMENT.]


[This page intentionally left blank]

                          PART C.  OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

    (a)   Financial Statements:

          Part A:  None.

          Part B: Financial Statements of Lutheran Brotherhood Variable Insurance Products Company. (2)

                   Financial Statements of LBVIP Variable Annuity Account I.
                   (2)

    (b)   Exhibits:

          1. Resolution of the Board of Directors of Lutheran Brotherhood Variable Insurance Products Company ("Depositor") authorizing the establishment of LBVIP Variable Annuity Account I ("Registrant"). (1)

          2.  Not Applicable.

          3.(a) Form of Distribution Agreement between Depositor and Lutheran Brotherhood Securities Corp ("LBSC"). (1)

            (b) Forms of General Agent's Agreement and Selected Registered Representative Agreement between LBSC and agents with respect to the sale of Contracts. (1)

          4.  Form of Contract.  (1)

          5.  Contract Application Form.  (1)

          6.(a) Articles of Incorporation of Depositor (incorporated by reference to Exhibit A(6)(a) to Registrant's Registration Statement No. 33-3243). (1)

            (b) Bylaws of Depositor (incorporated by reference to Exhibit A(6)(b) to Registrant's Registration Statement No. 33-
                 3243).  (1)

          7.  Not Applicable.

          8.  Form of Management Service Agreement among Lutheran
              Brotherhood, LBSC and Depositor.  (1)

          9. Opinion of Counsel as to the legality of the securities being registered (including written consent). (1)

          10. Not Applicable.

          11. Not Applicable.

          12. Not Applicable.

          13. Computations of Performance Data.  (1)

          14. Consent of Independent Accountant.  (2)

          15. Powers of Attorney.  (1)

          16. Consent of Counsel.  (2)

________________________________

(1)  Included in Post-Effective Amendment No. 20 filed April 29, 1998.
(2)  To be filed by subsequent amendment.


Item 25.  Directors and Officers of the Depositor

     NAME                      POSITIONS AND OFFICES WITH DEPOSITOR

Directors
     Robert P. Gandrud         President and Chief Executive Officer of
                                Lutheran Brotherhood
     Bruce J. Nicholson        Executive Vice President and Chief Financial
                                Officer of Lutheran Brotherhood
     Rolf F. Bjelland          Executive Vice President of Lutheran
                                Brotherhood
     David W. Angstadt         Executive Vice President and Chief Marketing
                                Officer of Lutheran Brotherhood
     David J. Larson           Senior Vice President, Secretary and General
                                Counsel of Lutheran Brotherhood
     Jennifer H. Martin        Senior Vice President of Lutheran Brotherhood
     Jerald E. Sourdiff        Senior Vice President and Chief Financial
                                Officer of Lutheran Brotherhood

EXECUTIVE OFFICERS             POSITIONS WITH THE DEPOSITOR
     Robert P. Gandrud         President, Chairman and Chief Executive
                                Officer
     Bruce J. Nicholson        Chief Operating Officer
     Jerald E. Sourdiff        Vice President and Chief Financial Officer
     David K. Stewart          Treasurer
     David W. Angstadt         Vice President and Chief Marketing Officer
     Rolf F. Bjelland          Vice President and Chief Investment Officer
     David J. Larson           Vice President and Secretary
     David J. Christianson     Vice President--Insurance Services (Vice
                                President of Lutheran Brotherhood)
     Otis F. Hilbert           Vice President and Assistant Secretary (Vice
                                President and Associate General Counsel of
                                Lutheran Brotherhood)
     Randall L. Boushek        Vice President
     James R. Olson            Vice President (Vice President of Lutheran
                                Brotherhood)
     Susan Oberman Smith       Vice President
     Richard B. Ruckdashel     Vice President
     James M. Walline          Vice President--Investments (Vice President
                                of Lutheran Brotherhood)

The principal business address of each of the foregoing directors and officers is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.


Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant

Registrant is a separate account of Depositor, established by the Board of Directors of Depositor in 1987 pursuant to the laws of the State of Minnesota.

Depositor is an indirect subsidiary of Lutheran Brotherhood, a fraternal benefit society founded under the laws of the State of Minnesota. Lutheran Brotherhood's other direct and indirect subsidiaries are (a) Lutheran Brotherhood Financial Corporation, a Minnesota corporation which is a holding company that has no independent operations, (b) LBSC, a Pennsylvania corporation which is a registered broker-dealer, (c) Lutheran Brotherhood Research Corp., a Minnesota corporation which is a licensed investment adviser, and (d) Lutheran Brotherhood Real Estate Products Company, a Minnesota corporation.


Item 27.  Number of Contract Owners

There were 90,381 Contract Owners at February 22, 1999.


Item 28.  Indemnification

Reference is hereby made to Section 4.01 of Depositor's Bylaws, filed as an Exhibit to this Registration Statement, and to Section 5 of LBSC's By-Laws, which mandate indemnification by Depositor and LBSC of directors, officers and certain others under certain conditions. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Depositor or LBSC, pursuant to the foregoing provisions or otherwise, Depositor and LBSC have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor or LBSC of expenses incurred or paid by a director or officer or controlling person of Depositor or LBSC in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Depositor or LBSC in connection with the securities being registered, Depositor or LBSC will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

An insurance company blanket bond is maintained providing $10,000,000 coverage for officers and employees of Lutheran Brotherhood, Depositor and LBSC, and $750,000 coverage for their general agents and Depositor's Representatives, both subject to a $100,000 deductible.


Item 29.  Principal Underwriters

(a) LBSC, the principal underwriter of the Contracts, is also named as distributor of the stock of The Lutheran Brotherhood Family of Funds, a diversified open-end investment company organized as a Delaware business trust, consisting of the following series: Lutheran Brotherhood Money Market Fund, Lutheran Brotherhood Opportunity Growth Fund, Lutheran Brotherhood Fund, Lutheran Brotherhood World Growth Fund, Lutheran Brotherhood Mid Cap Growth Fund, Lutheran Brotherhood Income Fund, Lutheran Brotherhood High Yield Fund, and Lutheran Brotherhood Municipal Bond Fund. LBSC also acts or will act as the principal underwriter of the following variable contracts: flexible premium variable life insurance contracts issued by Lutheran Brotherhood through LB Variable Insurance Account I, a separate account of Lutheran Brotherhood registered as a unit investment trust under the Investment Company Act of 1940; flexible premium deferred variable annuity contracts issued by Lutheran Brotherhood through LB Variable Annuity Account I, a separate account of Depositor registered as a unit investment trust under the Investment Company Act of 1940; flexible premium variable life insurance contracts issued by Depositor through LBVIP Variable Insurance Account, a separate account of Depositor registered as a unit investment trust under the Investment Company Act of 1940; and of single premium variable life insurance contracts issued by Depositor through LBVIP Variable Insurance Account II, a separate account of Depositor registered as a unit investment trust under the Investment Company Act of 1940.

(b)  The directors and officers of LBSC are as follows:

     Robert P. Gandrud              Chairman and Director
     J. Keith Both                  President
     Rolf F. Bjelland               Director
     Bruce J. Nicholson             Director
     David W. Angstadt              Director
     David J. Larson                Director
     Jennier H. Martin              Director
     Jerald E. Sourdiff             Chief Financial Officer and Director
     David K. Stewart               Treasurer
     Otis F. Hilbert                Vice President and Secretary
     Larry A. Borlaug               Vice President
     Colleen Both                   Vice President
     J. Keith Both                  Vice President
     Craig R. Darrington            Vice President
     Mitchell F. Felchle            Vice President
     Wayne A. Hellbusch             Vice President
     Douglas B. Miller              Vice President
     C. Theodore Molen              Vice President
     James R. Olson                 Vice President
     William H. Reichwald           Vice President
     Richard B. Ruckdashel          Vice President
     Vicki R. Brandt                Assistant Vice President
     Stephen R. Grinna              Assistant Vice President
     Douglas J. Halvorson           Assistant Vice President
     Katie S. Kloster               Assistant Vice President
     Frederick P. Johnson           Assistant Vice President
     Brenda J. Pederson             Assistant Vice President
     Marie A. Sorensen              Assistant Vice President
     John C. Bjork                  Assistant Secretary
     James M. Odland                Assistant Secretary

The principal business address of each of the foregoing officers is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

(c)  Not Applicable.


Item 30.  Location of Accounts and Records

The accounts and records of Registrant are located, in whole or in part, at the office of Depositor at 625 Fourth Avenue South, Minneapolis, Minnesota 55415.


Item 31.  Management Services

Not Applicable.


Item 32.  Undertakings

Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Registrant understands that the restrictions imposed by Section 403(b)(11) of the Internal Revenue Code conflict with certain sections of the Investment Company Act of 1940 that are applicable to the Contracts. In this regard, Registrant is relying on a no-action letter issued by the Office of Insurance Product and Legal Compliance of the SEC and the requirements for such reliance have been complied with by Registrant.

Lutheran Brotherhood Variable Insurance Products Company hereby represents that, as to the individual flexible premium variable annuity contracts that are the subject of this registration statement, File Number 33-15974, that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Lutheran Brotherhood Variable Insurance Products Company.

                                 SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement pursuant to Rule 485(a)(1) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 1st day of March, 1999.

                                          LBVIP VARIABLE ANNUITY ACCOUNT I
                                                    (Registrant)

                                          By  LUTHERAN BROTHERHOOD VARIABLE
                                              INSURANCE PRODUCTS COMPANY
                                                    (Depositor)

                                          By  /s/ Robert P. Gandrud
                                              ----------------------------
                                              Robert P. Gandrud, President

Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 1st day of March, 1999.

                                          LUTHERAN BROTHERHOOD VARIABLE
                                          INSURANCE PRODUCTS COMPANY
                                                  (Depositor)

                                          By  /s/ Robert P. Gandrud
                                              ----------------------------
                                              Robert P. Gandrud, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed on the 1st day of March, 1999 by the following directors and officers of Depositor in the capacities indicated:


     /s/ Robert P. Gandrud          President, Chairman (Chief Executive
     -----------------------          Officer)
     Robert P. Gandrud


     /s/ Jerald E. Sourdiff         Chief Financial Officer (Principal
     -----------------------          Financial Officer)
     Jerald E. Sourdiff


     /s/ David K. Stewart           Treasurer (Principal Accounting
     -----------------------          Officer)
     David K. Stewart

     Robert P. Gandrud
     Bruce J. Nicholson         A Majority of the
     Rolf F. Bjelland           Board of Directors
     David W. Angstadt
     David J. Larson
     Jerald E. Sourdiff
     Jennifer H. Martin

Otis F. Hilbert, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of Lutheran Brotherhood Variable Insurance Products Company pursuant to powers of attorney duly executed by such persons.

                                            /s/ Otis F. Hilbert
                                           ------------------------------
                                           Otis F. Hilbert, Attorney-in-Fact